Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Oct. 26, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MAGNA INTERNATIONAL INC
Entity Central Index Key	0000749098
Document Type	40-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		233,317,792

Consolidated Statements of Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) [Abstract]
Sales	$ 28,748	$ 23,465	$ 16,876
Costs and expenses
Cost of goods sold	25,401	20,456	15,387
Depreciation and amortization	686	656	725
Selling, general and administrative	1,415	1,274	1,155
Interest (income) expense, net	(6)	(11)	7
Equity income	(121)	(132)	(112)
Other expense, net	156	25	191
Income (loss) from operations before income taxes	1,217	1,197	(477)
Income taxes	202	194	(24)
Net income (loss)	1,015	1,003	(453)
Net loss attributable to non-controlling interests	3
Net income (loss) attributable to Magna International Inc.	$ 1,018	$ 1,003	$ (453)
Earnings (loss) per Common Share or Class B Share:
Basic	$ 4.26	$ 4.36	$ (2.03)
Diluted	$ 4.2	$ 4.3	$ (2.03)
Cash dividends paid per Common Share or Class B Share	$ 1	$ 0.42	$ 0.09
Average number of Common Shares and Class B Shares outstanding during the year [in millions]:
Basic	239.3	230	223.6
Diluted	242.8	233	223.6

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 1,015	$ 1,003	$ (453)
Other comprehensive income (loss), net of tax:
Net unrealized (losses) gains on translation of net investment in foreign operations	(171)	20	399
Net unrealized (losses) gains on cash flow hedges	(41)	80	41
Reclassification of net (gains) losses on cash flow hedges to net income (loss)	(22)	(27)	59
Pension and post retirement benefits	(49)	(14)	15
Net unrealized (loss) gain on available-for-sale investments	(6)	11
Other comprehensive (loss) income	(289)	70	514
Comprehensive income	726	1,073	61
Comprehensive loss attributable to non-controlling interests	3
Comprehensive income attributable to Magna International Inc.	$ 729	$ 1,073	$ 61

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss)	$ 1,015	$ 1,003	$ (453)
Items not involving current cash flows	826	720	1,035
Profit loss after adjustment of non cash items	1,841	1,723	582
Changes in non-cash operating assets and liabilities	(631)	155	(63)
Cash provided from operating activities	1,210	1,878	519
INVESTMENT ACTIVITIES
Fixed asset additions	(1,236)	(746)	(616)
Purchase of subsidiaries	(120)	(106)	(50)
Increase in investments and other assets	(196)	(149)	(236)
Deconsolidation of E-Car		(91)
Disposal of facilities	112	30
Proceeds from disposition	168	244	68
Cash used for investment activities	(1,272)	(818)	(834)
FINANCING ACTIVITIES
Increase (decrease) in bank indebtedness	150	(8)	(851)
Repayments of debt	(24)	(71)	(296)
Issues of debt	11	22	5
Issues of Common Shares	59	48	2
Settlement of stock options	(30)	(12)
Repurchase of Common Shares	(407)	(23)
Settlement of stock appreciation rights			(1)
Contribution to subsidiaries by non-controlling interests	20
Dividends paid	(236)	(100)	(21)
Cash used for financing activities	(457)	(444)	(1,162)
Effect of exchange rate changes on cash and cash equivalents	(37)	(5)	60
Net (decrease) increase in cash and cash equivalents during the year	(556)	611	(1,417)
Cash and cash equivalents, beginning of year	1,881	1,270	2,687
Cash and cash equivalents, end of year	1,325	1,881	1,270
Common Class B [Member]
FINANCING ACTIVITIES
Repurchase of Common Shares		$ (300)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,325	$ 1,881
Accounts receivable	4,398	3,543
Inventories	2,045	1,822
Deferred tax assets	206	77
Prepaid expenses and other	172	162
Total current assets	8,146	7,485
Investments	438	575
Fixed assets, net	4,236	3,742
Goodwill	1,196	1,194
Deferred tax assets	69	60
Other assets	594	618
Consolidated total assets	14,679	13,674
Current liabilities
Bank indebtedness	162	20
Accounts payable	3,961	3,496
Accrued salaries and wages	525	456
Other accrued liabilities	1,002	891
Income taxes payable	5	55
Deferred tax liabilities	44	31
Long-term debt due within one year	25	19
Total current liability	5,724	4,968
Long-term employee benefit liabilities	419	356
Long-term debt	46	47
Other long-term liabilities	207	185
Deferred tax liabilities	81	92
Total liability	6,477	5,648
Shareholders' equity
Common Shares [issued: 233,317,792; 2010 - 242,564,616]	4,373	4,500
Contributed surplus	63	56
Retained earnings	3,317	2,715
Accumulated other comprehensive income	422	752
Stockholders equity attributable to Magna International Inc	8,175	8,023
Non-controlling interest	27	3
Total stockholder's equity	8,202	8,026
Total liability and stockholders' equity	$ 14,679	$ 13,674

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' equity
Common stock, shares issued	233,317,792	242,564,616

Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Shares	Contributed Surplus	Retained Earnings	AOCI		Non- controlling Interest
Beginning Balance at Dec. 31, 2008	$ 7,253	$ 3,771	$ 34	$ 3,277	$ 171	[1]	$ 0
Beginning Balance, shares at Dec. 31, 2008		223,800,000
Net income (loss)	(453)			(453)
Other comprehensive (loss) income	514				514	[1]
Shares issued (repurchased):
Exercise of stock options	2	2
Exercise of stock options, shares	93,578	100,000
Release of restricted stock		6	(6)
Redemption of restricted stock units [note 18]	(6)		(6)
Stock-based compensation expense [note 18]	11		11
Settlement of stock options [note18]	(1)		(1)
Dividends paid	(21)			(21)
Ending Balance at Dec. 31, 2009	7,299	3,779	32	2,803	685	[1]	0
Ending Balance, shares at Dec. 31, 2009		223,900,000
Net income (loss)	1,003			1,003
Other comprehensive (loss) income	70				70	[1]
Contribution to subsidiaries by non-controlling interests	3						3
Shares issued (repurchased):
Exercise of stock options	48	58	(10)
Exercise of stock options, shares	1,504,616	1,500,000
Release of restricted stock		6	(6)
Repurchase and cancellation under normal course issuer bid [note 19]	(27)	(11)		(13)	(3)	[1]
Repurchase and cancellation under normal course issuer bid, shares [note 19]		(800,000)
Issued under the Arrangement, [note 3]	666	666
Issued under the Arrangement, shares [note 3]		18,000,000
Repurchase of Class B shares [note 3]	(976)			(976)
Stock-based compensation expense [note 18]	52		52
Settlement of stock options [note18]	(12)		(12)
Dividends paid	(100)	2		(102)
Ending Balance at Dec. 31, 2010	8,026	4,500	56	2,715	752	[1]	3
Ending Balance, shares at Dec. 31, 2010		242,600,000
Net income (loss)	1,015			1,018			(3)
Other comprehensive (loss) income	(289)				(289)	[1]
Contribution to subsidiaries by non-controlling interests	20						20
Acquisition of subsidiaries	7						7
Shares issued (repurchased):
Exercise of stock options	59	69	(10)
Exercise of stock options, shares	2,737,253	1,400,000
Release of restricted stock		6	(6)
Repurchase and cancellation under normal course issuer bid [note 19]	(407)	(204)		(162)	(41)	[1]
Repurchase and cancellation under normal course issuer bid, shares [note 19]		(10,700,000)
Stock-based compensation expense [note 18]	31		31
Settlement of stock options [note18]	(24)		(8)	(16)
Dividends paid	(236)	2		(238)
Ending Balance at Dec. 31, 2011	$ 8,202	$ 4,373	$ 63	$ 3,317	$ 422	[1]	$ 27
Ending Balance, shares at Dec. 31, 2011		233,300,000

[1]	AOCI is Accumulated Other Comprehensive Income

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

1.   SIGNIFICANT ACCOUNTING POLICIES

Magna International Inc. [collectively “Magna” or the “Company”] designs, develops and manufactures automotive systems, assemblies, modules and components, and engineers and assembles complete vehicles, primarily for sale to original equipment manufacturers [“OEMs”] of cars and light trucks.

Basis of presentation

The consolidated financial statements have been prepared in U.S. dollars following United States generally accepted accounting principles [“GAAP”].

Adoption of United States Generally Accepted Accounting Principles

In February 2008, the Canadian Accounting Standards Board confirmed the transition from Canadian GAAP to International Financial Reporting Standards [“IFRS”] for all publicly accountable entities no later than fiscal years commencing on or after January 1, 2011. As a result, management undertook a detailed review of the implications of Magna having to report under IFRS and also examined the alternative available to the Company, as a Foreign Private Issuer in the United States, of filing its primary financial statements in Canada using U.S. GAAP, as permitted by the Canadian Securities Administrators’ National Instrument 52-107, “Acceptable Accounting Principles and Auditing Standards”.

In carrying out this evaluation, management considered many factors, including, but not limited to (i) the changes in accounting policies that would be required and the resulting impact on the Company’s reported results and key performance indicators, (ii) the reporting standards expected to be used by many of the Company’s industry comparables, and (iii) the financial reporting needs of the Company’s market participants, including shareholders, lenders, rating agencies and market analysts.

As a result of this analysis, management determined that Magna would adopt U.S. GAAP as its primary basis of financial reporting commencing January 1, 2011 on a retrospective basis. All comparative financial information contained in these audited consolidated financial statements has been revised to reflect the Company’s results as if they had been historically reported in accordance with U.S. GAAP.

The adoption of U.S. GAAP did not have a material change on the Company’s accounting policies or financial results, except for the reporting differences disclosed in note 28 to the annual consolidated financial statements for the year ended December 31, 2010.

Principles of consolidation

The consolidated financial statements include the accounts of Magna and its subsidiaries, some of which have a non-controlling interest.

Financial instruments

The Company classifies all of its financial assets and financial liabilities as held-for-trading, held-to-maturity investments, loans and receivables, available-for-sale financial assets, or other financial liabilities. Held-for-trading financial instruments, which include cash and cash equivalents and the Company’s investment in asset-backed commercial paper [“ABCP”] are measured at fair value and all gains and losses are included in net income (loss) in the period in which they arise. Held-to-maturity investments, which include long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements, are recorded at amortized cost using the effective interest method. Loans and receivables, which include accounts receivable, long-term receivables and accounts payable, are recorded at amortized cost using the effective interest method. Available-for-sale financial instruments are recorded at cost and are subsequently measured at fair value with all revaluation gains and losses included in other comprehensive income.

Foreign currency translation

The Company operates globally, which gives rise to a risk that its earnings and cash flows may be adversely impacted by fluctuations in foreign exchange rates.

Assets and liabilities of the Company’s operations having a functional currency other than the U.S. dollar are translated into U.S. dollars using the exchange rate in effect at year end, and revenues and expenses are translated at the average rate during the year. Exchange gains or losses on translation of the Company’s net investment in these operations are included in comprehensive income (loss) and are deferred in accumulated other comprehensive income. Foreign exchange gains or losses on debt that was designated as a hedge of the Company’s net investment in these operations are also recorded in accumulated other comprehensive income.

Foreign exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are reflected in income, except for gains and losses on foreign exchange contracts used to hedge specific future commitments in foreign currencies and on intercompany balances which are designated as long-term investments. In particular, the Company uses foreign exchange forward contracts for the sole purpose of hedging certain of the Company’s future committed foreign currency based outflows and inflows. All derivative instruments, including foreign exchange contracts, are recorded on the consolidated balance sheet at fair value. The fair values of derivatives are recorded in prepaid expenses, other assets, other accrued liabilities or other long-term liabilities. To the extent that cash flow hedges are effective, the change in their fair value is recorded in other comprehensive income (loss); any ineffective portion is recorded in net income (loss). Amounts accumulated in other comprehensive income (loss) are reclassified to net income (loss) in the period in which the hedged item affects net income (loss).

If the Company’s foreign exchange forward contracts ceased to be effective as hedges, for example, if projected foreign cash inflows or outflows declined significantly, gains or losses pertaining to the portion of the hedging transactions in excess of projected foreign currency denominated cash flows would be recognized in income at the time this condition was identified.

Cash and cash equivalents

Cash and cash equivalents include cash on account, demand deposits and short-term investments with remaining maturities of less than three months at acquisition.

Inventories

Production inventories and tooling inventories manufactured in-house are valued at the lower of cost and market, with cost being determined substantially on a first-in, first-out basis. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead.

Outsourced tooling inventories are valued at the lower of subcontracted costs and market.

Investments

The Company accounts for its investments in which it has significant influence on the equity basis. Investments also include the Company’s investment in ABCP, public company shares and long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements pursuant to local tax laws.

Long-lived assets

Fixed assets are recorded at historical cost. Depreciation is provided on a straight-line basis over the estimated useful lives of fixed assets at annual rates of 2 1/2% to 5% for buildings, 7% to 10% for general purpose equipment and 10% to 33% for special purpose equipment.

Definite-lived intangible assets, which have arisen principally through acquisitions, are amortized on a straight-line basis over their estimated useful lives, typically over periods not exceeding five years.

The Company assesses fixed and other long-lived assets [excluding goodwill] for recoverability whenever indicators of impairment exist. If the carrying value of the asset exceeds the estimated undiscounted cash flows from the use of the asset, then an impairment loss is recognized to write the asset down to fair value. The fair value of the long-lived assets is generally determined using estimated discounted future cash flows.

Goodwill

Goodwill represents the excess of the cost of an acquired enterprise over the fair value of the identifiable assets acquired and liabilities assumed less any subsequent writedowns for impairment. Goodwill is subject to an annual impairment test. Goodwill impairment is evaluated between annual tests upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of impairment, if any. The fair value of a reporting unit is determined using the estimated discounted future cash flows of the reporting unit.

Other assets

Other assets include the long-term portion of certain receivables, which represent the recognized sales value of tooling and design and engineering services provided to customers under certain long-term contracts. The receivables will be paid in full upon completion of the contracts or in instalments based on forecasted production volumes. In the event that actual production volumes are less than those forecasted, a reimbursement for any shortfall will be made.

Preproduction costs related to long-term supply agreements

Pre-operating costs incurred in establishing new facilities that require substantial time to reach commercial production capability are expensed as incurred.

Costs incurred [net of customer subsidies] related to design and engineering, which are paid for as part of subsequent production piece price amounts, are expensed as incurred unless a contractual guarantee for reimbursement exists.

Costs incurred [net of customer subsidies] related to design and development costs for moulds, dies and other tools that the Company does not own [and that will be used in, and paid for as part of the piece price amount for, subsequent production] are expensed as incurred unless the supply agreement provides a contractual guarantee for reimbursement or the non-cancellable right to use the moulds, dies and other tools during the supply agreement.

Where these preproduction costs are deemed to be a single unit of account combined with a subsequent parts production, the costs deferred in the above circumstances are included in other assets and amortized on a units-of-production basis to cost of goods sold over the anticipated term of the supply agreement.

Warranty

The Company records product warranty liabilities based on its individual customer agreements. Under most customer agreements, the Company only accounts for existing or probable claims on product default issues when amounts related to such issues are probable and reasonably estimable. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements and the specific customer’s warranty experience.

Product liability provisions are established based on the Company’s best estimate of the amounts necessary to settle existing claims on product default issues. Recall costs are costs incurred when government regulators and/or the customer decides to recall a product due to a known or suspected performance issue, and the Company is required to participate, either voluntarily or involuntarily. Costs typically include the cost of the product being replaced, the customer’s cost of the recall and labour to remove and replace the defective part. When a decision to recall a product has been made or is probable, the Company’s estimated cost of the recall is recorded as a charge to income in that period. In making this estimate, judgment is required as to the number of units that may be returned as a result of the recall, the total cost of the recall campaign and the ultimate negotiated sharing of the cost between the Company, the customer and, in some cases, a supplier to the Company.

Employee future benefit plans

The cost of providing benefits through defined benefit pensions, lump sum termination and long service payment arrangements, and post-retirement benefits other than pensions is actuarially determined and recognized in income using the projected benefit method pro-rated on service and management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, with respect to medical benefits, expected health care costs. Differences arising from plan amendments, changes in assumptions and experience gains and losses that are greater than 10% of the greater of the accrued benefit obligation at the beginning of the year and the fair value, or market related value, of plan assets at the beginning of the year, are recognized in income over the expected average remaining service life of employees. Gains related to plan curtailments are recognized when the event giving rise to the curtailment has occurred. Plan assets are valued at fair value. The cost of providing benefits through defined contribution pension plans is charged to income in the period in respect of which contributions become payable.

The aggregated underfunded plans are recognized as either a current liability or a non-current liability. The current liability is the amount by which the actuarial present value of benefits included in the benefit obligation in the next 12 months exceeds the fair value of the plan assets, determined on a plan-by-plan basis.

Asset retirement obligation

The Company recognizes its obligation to restore leased premises at the end of the lease by recording at lease inception the estimated fair value of this obligation as other long-term liabilities with a corresponding amount recognized as fixed assets. The fixed asset amount is amortized over the period from lease inception to the time the Company expects to vacate the premises, resulting in both depreciation and interest charges. The estimated fair value of the obligation is assessed for changes in the expected timing and extent of expenditures with changes related to the time value of money recorded as interest expense.

Revenue recognition

Revenue from the sale of manufactured products is recognized when the price is fixed or determinable, collectability is reasonably assured and upon shipment to [or receipt by customers, depending on contractual terms], and acceptance by, customers.

For revenue arrangements entered into prior to January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the subsequent parts production or vehicle assembly. For revenue arrangements entered into or materially modified on or after January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis. Revenues from significant engineering services and tooling contracts that qualify as separate revenue elements are recognized on a percentage-of-completion basis. Percentage-of-completion is generally determined based on the proportion of accumulated expenditures to date as compared to total anticipated expenditures.

Revenue and cost of goods sold, including amounts from engineering and tooling contracts, are presented on a gross basis in the consolidated statements of income (loss) and comprehensive income (loss) when the Company is acting as principal and is subject to significant risks and rewards in connection with the process of bringing the product to its final state and in the post-sale dealings with its customers. Otherwise, components of revenues and related costs are presented on a net basis. With respect to vehicle assembly sales, where Magna is acting as principal with respect to purchased components and systems, the selling price to the customer includes the costs of such inputs. These programs are accounted for on a full-cost basis under which sales and cost of goods sold include these input costs. Where third-party components and systems are held on consignment by the Company, the selling price to the customer reflects a value-added assembly fee only and, accordingly, the costs of such consignment inputs are not included in sales and cost of goods sold.

Government financing

The Company makes periodic applications for financial assistance under available government assistance programs in the various jurisdictions that the Company operates. Grants relating to capital expenditures are reflected as a reduction of the cost of the related assets. Grants relating to current operating expenditures are generally recorded as a reduction of the related expense at the time the eligible expenses are incurred. The Company also receives tax credits and tax super allowances, the benefits of which are recorded as a reduction of income tax expense. In addition, the Company receives loans which are recorded as liabilities in amounts equal to the cash received.

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Under the liability method of tax allocation, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

No deferred tax liability is recorded for taxes on undistributed earnings and translation adjustments of foreign subsidiaries. These items are either considered to be reinvested for the foreseeable future or if they are available for repatriation, are not subject to further tax on remittance in the current circumstances. Taxes will be recorded on such foreign undistributed earnings and translation adjustments when it becomes apparent that such earnings will be distributed in the foreseeable future and the Company will incur further significant tax on remittance.

Recognition of uncertain tax positions is dependent on whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Stock-based compensation

Compensation expense is recognized for stock options based upon the fair value of the options at the grant or modification date. The fair value of the options is recognized over the vesting period of the options as compensation expense in selling, general and administrative expense with a corresponding increase to contributed surplus.

The fair value of stock options is estimated at the grant or modification date using the Black-Scholes option pricing model. This model requires the input of a number of assumptions, including expected dividend yields, expected stock price volatility, expected time until exercise and risk-free interest rates. Although the assumptions used reflect management’s best estimates, they involve inherent uncertainties based on market conditions generally outside the Company’s control. If other assumptions are used, stock-based compensation expense could be significantly impacted.

As stock options are exercised, the proceeds received on exercise, in addition to the portion of the contributed surplus balance related to those stock options, is credited to Common Shares and contributed surplus is reduced accordingly.

The Company’s restricted stock plans and restricted share unit plans are measured at fair value at the date of grant or modification and amortized to compensation expense from the effective date of the grant to the final vesting date in selling, general and administrative expense with a corresponding increase to contributed surplus. As restricted stock or restricted share units are released under the plans, the portion of the contributed surplus balance relating to the restricted stock or restricted share units is credited to Common Shares and released from contributed surplus.

Comprehensive income

Other comprehensive income (loss) includes unrealized gains and losses on translation of the Company’s net investment in self-sustaining foreign operations, the change in fair value of available-for-sale investments net of taxes, change in unamortized actuarial amounts, net of taxes and to the extent that cash flow hedges are effective, the change in their fair value, net of income taxes.

Accumulated other comprehensive income is a separate component of shareholders’ equity which includes the accumulated balances of all components of other comprehensive income (loss) which are recognized in comprehensive income (loss) but excluded from net income (loss).

Earnings (loss) per Common Share or Class B Share

Basic earnings (loss) per Common Share or Class B Share are calculated on net income (loss) attributable to Magna International Inc. using the weighted average number of Common Shares and Class B Shares outstanding during the year.

Diluted earnings (loss) per Common Share or Class B Share are calculated on the weighted average number of Common Shares and Class B Shares outstanding, including an adjustment for stock options outstanding using the treasury stock method.

Common Shares that have not been released under the Company’s restricted stock plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings (loss) per share but have been included in the calculation of diluted earnings (loss) per share.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Accounting Standards	12 Months Ended
Dec. 31, 2011
Accounting Standards [Abstract]
ACCOUNTING STANDARDS

2.  ACCOUNTING STANDARDS

Multiple-Deliverable Revenue Arrangements

In October 2009, the Financial Accounting Standards Board [“FASB”] issued Accounting Standards Update [“ASU”] 2009-13, “Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements”. This ASU eliminates the requirement that undelivered elements must have objective and reliable evidence of fair value before a company can recognize the portion of the consideration that is attributable to items that already have been delivered. This may allow some companies to recognize revenue on transactions that involve multiple deliverables earlier than under the prior requirements. For Magna, this ASU was effective for revenue arrangements entered into or materially modified on or after January 1, 2011. This change did not have a material impact on the consolidated financial statements.

Future Accounting Policies

Goodwill

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU 2011-08 provides an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test it required. Otherwise, no further testing is required. ASU 2011-08 is effective for the Company for the year ending December 31, 2013. The adoption of this is not expected to have an impact on the Company’s consolidated financial statements.

Comprehensive Income

During 2011, the FASB issued ASU 2011-05 and ASU 2011-12, “Comprehensive Income (Topic 220)”, requiring entities to present net income and other comprehensive income in either a single continuous statement or in two consecutive statements of net income and other comprehensive income. This new standard will be effective for the Company in the first quarter of 2012. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements.

Fair Value Measurement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820)”, clarifying the existing measurement and disclosure requirements and expanding the disclosure requirements for certain fair value measurements. This new standard will be effective for the Company in the first quarter of 2012. The adoption of this ASU is not expected to have a material effect on the Company’s financial statements.

Plan of Arrangement	12 Months Ended
Dec. 31, 2011
Plan of Arrangement [Abstract]
PLAN OF ARRANGEMENT

3. PLAN OF ARRANGEMENT

On August 31, 2010, following approval by the Company’s former Class A Subordinate Voting and Class B Shareholders, the Company completed a court-approved plan of arrangement [the “Arrangement”] in which its dual-class share structure was collapsed. In addition, the transaction: [i] set a declining fee schedule for the consulting, business development and business services contracts Magna has in place with its former Chairman, Frank Stronach and his affiliated entities and a termination date of December 31, 2014; and [ii] established a partnership with the Stronach group to pursue opportunities in the vehicle electrification business.

[a]	Capital Transaction

The Company purchased for cancellation all 1,453,658 outstanding Class B Shares, which were held indirectly by the Stronach group, for $300 million in cash and 18.0 million newly issued Class A Subordinate Voting Shares. The newly issued shares held indirectly by the Stronach group represented an equal equity ownership and voting interest of 7.4% as of August 31, 2010. The costs related to the Arrangement were $10 million, net of tax.

In addition, Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

[b]	Vehicle Electrification Partnership

The partnership, Magna E-Car Systems [“E-Car”], involves the engineering, development and integration of electric vehicles of any type, the development, testing and manufacturing of batteries and battery packs for hybrid and electric vehicles and all ancillary activities in connection with electric vehicle technologies. Magna’s original investment in the partnership included the assets of the Company’s recently established E-Car Systems vehicle electrification and battery business unit, certain other vehicle electrification assets, and $145 million in cash. On August 31, 2010, the Stronach group invested $80 million in cash for a 27% controlling equity interest in the partnership, reducing Magna’s equity interest to 73%. The Company has no obligation to make additional investments in E-Car under the terms of the E-Car partnership agreement. For accounting purposes, the partnership is a variable interest entity. Magna is not considered the primary beneficiary; and as a result, the Company’s interest in E-Car is accounted for using the equity method. As a result of deconsolidating the E-Car partnership, the Company recorded its investment in the E-Car partnership at its fair value on August 31, 2010 and recognized a $16 million gain in income.

Other Expense, Net	12 Months Ended
Dec. 31, 2011
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

4.  OTHER EXPENSE, NET

Other expense, net consists of significant items such as: restructuring charges generally related to plant closures; impairment charges; gains or losses on disposal of facilities; and other items not reflective of on-going operating profit or loss. Other expense, net consists of:

	2011	2010	2009

North America [a]
Settlement agreement	$11	$—	$—
Impairment of long-lived assets	7	7	13
Insurance proceeds	(15)	—	—
Restructuring charges	—	32	6
Impairment of goodwill	—	—	100
Curtailment gain [note 16]	—	—	(26)

	3	39	93

Europe [b]
Loss on disposal of facility	129	—	8
Impairment of long-lived assets	14	16	70
Customer bankruptcy	11	—	—
Restructuring charges	—	—	20

	154	16	98

Rest of World [c]
Gain on disposal of facility	—	(14)	—

Corporate [d]
Write down of real estate	9	—	—
Gain on sale of investment	(10)	—	—
Gain on deconsolidation of E-Car	—	(16)	—

	(1)	(16)	—

	$156	$25	$191

[a]	North America

For the year ended December 31, 2011

During the third quarter of 2011, the Company recorded an $11 million expense related to a settlement agreement in connection with the settlement of certain patent infringement and other claims.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $7 million [$7 million after tax] related to a roof systems facility in the United States.

During the fourth quarter of 2011, the Company received proceeds pursuant to an insurance claim for fire damages related to an interior systems facility in the United States. The proceeds received were $15 million in excess of the damaged assets’ net book value and the losses previously recognized, and was recorded in income.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $7 million [$5 million after tax] related to a die casting facility in Canada.

In addition, during 2010, the Company recorded restructuring and rationalization costs of $32 million [$27 million after tax] related to the planned closure of a powertrain systems facility and two body & chassis systems facilities in the United States, approximately $13 million remains to be paid subsequent to 2011.

For the year ended December 31, 2009

During the fourth quarter of 2009, the Company recorded long-lived asset impairment charges of $13 million [$11 million after tax] related to fixed assets at a die casting facility in Canada and an anticipated under recovery of capitalized tooling costs at a stamping facility in the United States due to significantly lower volumes on certain SUV programs.

During the second quarter of 2009, the Company recorded restructuring costs of $6 million [$6 million after tax] related to the planned closure of a powertrain facility in Syracuse, New York, approximately $3 million remains to be paid subsequent to 2011.

In conjunction with its annual business planning cycle, during the fourth quarter of 2009, the Company determined that its Car Top Systems [“CTS”] North America reporting unit could potentially be impaired, primarily as a result of: (i) a dramatic reduction in the market for soft tops, hard tops and modular retractable hard tops; and (ii) historical losses that were projected to continue throughout the Company’s business planning period. Based on the reporting unit’s discounted forecast cash flows, the Company recorded a $25 million goodwill impairment charge.

In addition, during the second quarter of 2009, after failing to reach a favourable labour agreement at a powertrain facility in Syracuse, New York, the Company decided to wind down these operations. Given the significance of the facility’s cash flows in relation to the reporting unit, management determined that it was more likely than not that goodwill at its Powertrain North America reporting unit could potentially be impaired. Therefore, the Company recorded a $75 million goodwill impairment charge.

The goodwill impairment charges were calculated by determining the implied fair value of goodwill in the same manner as if it had acquired the Powertrain and CTS reporting units as at June 30, 2009 and December 31, 2009, respectively.

During the second quarter of 2009, the Company amended its Retiree Premium Reimbursement Plan in Canada and the United States, such that employees retiring on or after August 1, 2009 will no longer participate in the plan. The amendment reduced service costs and retirement medical benefit expense in 2009. As a result of amending the plan, a curtailment gain of $26 million was recorded [note 16].

[b] Europe

For the year ended December 31, 2011

During the third quarter of 2011, the Company sold a non-strategic interior systems operation located in Germany and recorded a loss on disposal of $129 million. This operation, the long-lived assets of which were substantially impaired in 2010, had a history of losses which were projected to continue throughout the business planning period. Under the terms of the arrangement [the “SPA”], the Company agreed to fund the buyer cash and certain working capital items, and certain liabilities. As at December 31, 2011 the Company’s estimate of such funding was $109 million. Simultaneously, the Company reached a commercial settlement with one of the facility’s customers regarding the cancellation of certain production orders whereby the Company will reimburse the customer costs of $20 million.

Final settlement of the SPA has not yet occurred as the purchaser is contesting certain aspects of the closing-date balance sheet. Adjustments to the closing-date balance sheet could impact the amount of cash funding to be provided to the purchaser by the Company and the Company’s loss on disposition. Due to the complex nature of the negotiations, the ultimate settlement of the SPA could differ from the loss recognized by the Company at December 31, 2011, and such differences could be material.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $14 million [$13 million after tax] related to various facilities in Europe.

During the fourth quarter of 2011, the Company recorded an $11 million charge related to the insolvency of SAAB.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $16 million [$16 million after tax] related to an interior systems facility in Germany.

For the year ended December 31, 2009

During the fourth quarter of 2009, the Company sold an engineering facility in France and recorded an $8 million loss.

During 2009, the Company recorded long-lived asset impairment charges of $70 million [$70 million after tax] related to its CTS and exterior systems operations in Germany.

At the Company’s CTS operations, long-lived asset impairment charges of $59 million [$59 million after tax] were recorded related to fixed and intangible assets. The impairment charge was calculated based on CTS’ discounted forecast cash flows and was necessary primarily as a result of: (i) a dramatic reduction in the market for soft tops, hard tops and modular retractable hard tops; and (ii) historical losses that were projected to continue throughout the Company’s business planning period.

At its exteriors operations, the Company recorded an $11 million [$11 million after tax] asset impairment charge related to specific under-utilized assets in Germany.

During 2009, the Company recorded restructuring and rationalization costs of $20 million [$20 million after tax]. The charges consist primarily of severance and other termination benefits related to the closure of powertrain and interior systems facilities in Germany, substantially all of which was paid in 2010.

[c] Rest of World

For the year ended December 31, 2010

During the first quarter of 2010, the Company sold its interest in an electronics systems joint venture in China for proceeds of $30 million and recognized a $14 million gain on disposal.

[d] Corporate

For the year ended December 31, 2011

During the first quarter of 2011, the Company determined that five corporate real estate assets were non-core and should be held for disposal. Independent appraisals were obtained for each excess property by the Corporate Governance and Compensation Committee of the Board and, since the appraised fair value range for these properties was less than their $52 million carrying value, the Company recorded a $9 million impairment charge in the first quarter of 2011. The Company subsequently sold two of the excess properties in North America to entities affiliated with Mr. Stronach for an aggregate sale price of $13 million. In addition, the Company sold a 50% interest in an excess corporate property in Europe to an entity affiliated with Mr. Stronach and the remaining 50% interest to an entity affiliated with the Company’s former Co-Chief Executive Officer, Siegfried Wolf, for an aggregate sale price of $18 million. Entities affiliated with Mr. Wolf also purchased two other excess corporate properties in Europe for an aggregate sale price of $12 million. These transactions were reviewed by the Corporate Governance and Compensation Committee and approved by the independent members of Magna’s Board of Directors following the unanimous recommendation of the Corporate Governance and Compensation Committee.

During the second quarter of 2011, the Company sold its 40% non-controlling interest in an equity accounted investment for proceeds of $151 million [Cdn$147 million] and recognized a $10 million gain on disposal.

For the year ended December 31, 2010

As more fully described in note 3, the Company established the E-Car Systems partnership with the Stronach group. Accordingly, on September 1, 2010, the Company no longer controls the partnership, and therefore, the Company’s interest in the partnership is accounted for using the equity method. As a result of deconsolidating E-Car, the Company showed a reduction of cash of $91 million representing the cash in the partnership at August 31, 2010. In addition, the Company recorded its investment in E-Car at its fair value and recognized a $16 million gain in income.

Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

5.  EARNINGS (LOSS) PER SHARE

Earnings (loss) per share are computed as follows:

	2011	2010	2009

Basic earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6

Basic earnings (loss) per Common or Class B Share	$4.26	$4.36	$(2.03)

Diluted earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6
Adjustments
Stock options and restricted stock [a]	3.5	3.0	—

	242.8	233.0	223.6

Diluted earnings (loss) per Common or Class B Share	$4.20	$4.30	$(2.03)

[a]

Diluted earnings (loss) per Common or Class B Share exclude 2.1 million [2010 – 3.9 million; 2009 – 5.2 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.

Details of Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
Consolidated Statement of Cash Flows [Abstract]
DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

6.  DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2011	2010

Bank term deposits, bankers’ acceptances and government paper	$968	$1,565
Cash	357	316

	$1,325	$1,881

[b]	Items not involving current cash flows:

	2011	2010	2009

Depreciation and amortization	$686	$656	$725
Other non-cash charges	230	129	145
Amortization of other assets included in cost of goods sold	80	67	74
Long-lived asset impairments [note 4]	21	23	183
Amortization of employee wage buydown	6	19	27
Fair value gain on deconsolidation [note 3, 4]	—	(16)	—
Curtailment gain [note 4, 16]	—	—	(26)
Deferred income taxes [note 12]	(76)	(26)	19
Equity income	(121)	(132)	(112)

	$826	$720	$1,035

[c]	Changes in non-cash operating assets and liabilities:

	2011	2010	2009

Accounts receivable	$(909)	$(589)	$(38)
Inventories	(282)	(164)	14
Income taxes (payable) receivable	(29)	212	134
Prepaid expenses and other	(49)	(9)	6
Accounts payable	475	550	226
Accrued salaries and wages	80	93	(273)
Other accrued liabilities	87	65	(118)
Deferred revenue	(4)	(3)	(14)

	$(631)	$155	$(63)

Business Acquisitions	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS

7.  BUSINESS ACQUISITIONS

Acquisitions in the year ended December 31, 2011

In November 2011, the Company acquired ThyssenKrupp Automotive Systems Industrial do Brasil Ltda, which consists of four manufacturing facilities in Brazil that assemble chassis structural components and modules. The acquired business has sales to Ford, Fiat, Renault Nissan, Honda and PSA.

In August 2011, the Company acquired Grenville Castings Ltd., a structural casting supplier of aluminum components located in Canada. The acquired business has sales primarily to Ford and General Motors.

In June 2011, the Company acquired Continental Plastics Co., a supplier of interior products, mainly door panel and seat back assemblies. The acquired business is located in the United States with sales primarily to General Motors.

In May 2011, the Company acquired a 51% interest in Wuhu Youth Tongyang Auto Plastic Parts Co., Ltd., a supplier of exterior products, mainly front and rear bumpers. The acquired business is located in China with sales primarily to Chery Automobile Co. Ltd.

In January 2011, the Company acquired Automobiltechnik Dürbheim, a manufacturer of tapping plates which assist in the fastening of bolts. The acquired business is located in Germany and has sales to various OEMs.

The total consideration for these acquisitions was $157 million, consisting of $120 million paid in cash [net of cash acquired] and $37 million of assumed debt.

The net effect of the acquisitions on the Company’s 2011 consolidated balance sheet were increases in non-cash working capital of $35 million, fixed assets of $95 million, goodwill of $29 million, deferred tax assets of $6 million, other long-term liabilities of $28 million, and non-controlling interest of $7 million.

The purchase price allocations for these acquisitions are preliminary and adjustments to the allocations may occur as a result of obtaining more information regarding asset valuations.

Acquisitions in the year ended December 31, 2010

In December 2010, Magna completed the following acquisitions:

[a]

Resil Minas, a supplier of seat frames and stampings. The acquired business is primarily located in Brazil with sales to various customers, including Fiat, Ford, General Motors, Volkswagen, IVECO and PSA.

[b]	Pabsa S.A., a supplier of complete seats, foam products, trim covers and seat structures. The acquired business has three production facilities in Argentina.

[c]

Erhard & Söhne GmbH, a manufacturer of fuel tanks for commercial vehicles and other specialty tanks. The acquired business is located in Germany and has sales to various customers including MAN, Daimler and Scania.

The total consideration for these acquisitions and certain other acquisitions was $120 million, consisting of $106 million paid in cash [net of cash acquired] and $14 million of assumed debt.

The net effect of the acquisitions on the Company’s 2010 consolidated balance sheet was a decrease in non-cash working capital of $45 million, increases in fixed assets of $69 million, goodwill of $68 million, deferred tax assets of $4 million, other assets of $40 million, other long-term liabilities of $5 million, deferred tax liabilities of $8 million, and non-controlling interest of $3 million. The impact of finalizing the 2010 acquisitions in 2011 was insignificant to the 2011 financial statements.

Acquisitions in the year ended December 31, 2009

In May 2009, Magna acquired Cadence Innovation s.r.o., a manufacturer of exterior and interior systems. The acquired business is primarily located in the Czech Republic with sales to various customers, including Skoda.

In June 2009, Magna acquired several facilities from Meridian Automotive Systems Inc. The facilities are located in the United States and Mexico and manufacture composites for various customers.

The total consideration for these acquisitions and certain other acquisitions was $136 million, consisting of $50 million paid in cash and $86 million of assumed debt.

Pro forma impact [unaudited]

If the acquisitions completed during 2011 and 2010 occurred on January 1, 2010, the Company’s pro forma consolidated sales for the year ended December 31, 2011 would have been $29 billion [2010 - $24 billion] and the unaudited pro forma consolidated net income would have been $1 billion [2010 - $1 billion].

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES

8.  INVENTORIES

Inventories consist of:

	2011	2010

Raw materials and supplies	$800	$724
Work-in-process	229	202
Finished goods	253	226
Tooling and engineering	763	670

	$2,045	$1,822

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
INVESTMENTS

9.  INVESTMENTS

[a]

At December 31, 2011, the Company held Canadian third party ABCP with a face value of Cdn$125 million [2010 - Cdn$127 million]. These investments did not settle at the scheduled maturity during the third quarter of 2007 due to ABCP market liquidity issues, and as a result the Company reclassified its ABCP to long-term investments from cash and cash equivalents.

On January 16, 2009, a restructuring plan was finalized and restructuring Notes [the “Notes”] were issued in exchange for existing investments. The Notes issued included: (i) notes in a Master Trust (MAV2 - A Notes), which were rated A by DBRS with a face amount value of Cdn$102 million; (ii) subordinate notes (MAV2 - B and C Notes) which were unrated with a face amount value of Cdn$9 million; and (iii) various tracking notes which were issued in exchange for assets deemed ineligible for inclusion in the Master Trust with a face amount value of Cdn$23 million. The criteria for eligibility into the Master Trust included credit quality, an expected return of the assets and arrangements with individual asset providers. The performance of the tracking notes is tied directly to actual performance of the specific assets.

The following is a continuity of the Company’s investment in ABCP:

	2011	2010	2009

Balance, beginning of year	$84	$85	$65
Valuation adjustment [i]	—	—	9
Cash receipts	—	(5)	—
Foreign exchange and other	(2)	4	11

	$82	$84	$85

[i]

The carrying value of this investment was based on a valuation technique estimating the fair value from the perspective of a market participant. For the year ended December 31, 2009, the Company recorded a $9 million increase in the carrying value of its investment in ABCP in selling, general and administrative expense, due to a reduction of the spread between the anticipated return on the restructured notes and current market indices.

[b]

The Company’s net income (loss) includes the proportionate share of net income or loss of its equity method investees. When a proportionate share of net income is recorded, it increases equity income in the consolidated statements of income (loss) and the carrying value of those investments. Conversely, when a proportionate share of a net loss is recorded, it decreases equity income in the consolidated statements of income (loss) and the carrying value of those investments. The following is the Company’s combined proportionate share of the major components of the financial statements of the entities in which the Company accounts for using the equity method:

 Balance Sheets

		2011	2010

Current assets		$383	$420

Long-term assets		$158	$155

Current liabilities		$190	$164

Long-term liabilities		$43	$57

Statements of Income
	2011	2010	2009

Sales	$881	$698	$578
Cost of goods sold, expenses and income taxes	805	580	473

Net income	$76	$118	$105

Sales to equity method investees were approximately $76 million, $18 million and $12 million in 2011, 2010 and 2009, respectively.

Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
FIXED ASSETS

10. FIXED ASSETS

Fixed assets consist of:

	2011	2010

Cost
Land	$199	$192
Buildings	1,195	1,122
Machinery and equipment	9,475	8,852

	10,869	10,166
Accumulated depreciation
Buildings	(453)	(414)
Machinery and equipment	(6,180)	(6,010)

	$4,236	$3,742

Included in the cost of fixed assets above are construction in progress expenditures of $842 million [2010 - $411 million] that have not been depreciated.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
GOODWILL

11. GOODWILL

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Rest of World	Total

Balance, December 31, 2009	$639	$421	$78	$1,138
Acquisitions [note 7]	—	1	67	68
Disposals	(8)	—	(5)	(13)
Foreign exchange and other	20	(20)	1	1

Balance, December 31, 2010	651	402	141	1,194
Acquisitions [note 7]	2	2	25	29
Foreign exchange and other	(9)	(12)	(6)	(27)

Balance, December 31, 2011	$644	$392	$160	$1,196

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2011	2010	2009

Canadian statutory income tax rate (recovery)	28.3%	31.0%	(33.0)%
Manufacturing and processing profits deduction	(0.8)	(0.6)	(0.2)
Foreign rate differentials	(0.1)	(4.2)	(5.8)
Losses not benefited	9.5	3.3	28.3
Utilization of losses previously not benefited	(10.2)	(9.4)	(0.7)
Earnings of equity accounted investees	(1.6)	(2.2)	(3.0)
Goodwill impairment	—	—	7.3
Valuation allowance on deferred tax assets [i]	(6.5)	(0.3)	—
Other	(2.0)	(1.4)	2.1

Effective income tax rate	16.6%	16.2%	(5.0)%

[i]

Accounting standards require that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a “more-likely-than-not” standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecast of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

The Company had valuation allowances against all of its deferred tax assets in the United States. The valuation allowances were required based on historical losses and uncertainty as to the timing of when the Company would be able to generate the necessary level of earnings to recover these deferred tax assets. Over the past two years, the Company’s United States operations have delivered sustained profits. Based on financial forecasts and the anticipated growth for the U.S. market, the Company released $78 million of the U.S. valuation allowances in the fourth quarter of 2011. As at December 31, 2011, the Company has remaining U.S. valuation allowances of $80 million, which relate to deferred tax assets with restrictions on their usability.

[b]	The details of income (loss) before income taxes by jurisdiction are as follows:

	2011	2010	2009

Canadian	$710	$497	$33
Foreign	507	700	(510)

	$1,217	$1,197	$(477)

[c]	The details of the income tax provision (recovery) are as follows:

	2011	2010	2009

Current
Canadian	$115	$73	$(61)
Foreign	163	138	49

	278	211	(12)

Deferred
Canadian	7	11	27
Foreign	(83)	(28)	(39)

	(76)	(17)	(12)

	$202	$194	$(24)

[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2011	2010	2009

Tax depreciation greater (less) than book depreciation	$51	$(13)	$(7)
Book amortization in excess of tax amortization	—	(20)	(9)
Liabilities currently (not deductible) deductible for tax	(28)	(27)	14
Net tax losses (benefited) utilized	(37)	48	(23)
Change in valuation allowance on deferred tax assets	(78)	(3)	—
Other	16	(2)	13

	$(76)	$(17)	$(12)

[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2011	2010

Assets
Tax benefit of loss carryforwards	$527	$486
Liabilities currently not deductible for tax	184	163
Tax credit carryforwards	73	72
Unrealized loss on cash flow hedges and retirement liabilities	51	9
Other	35	40

	870	770
Valuation allowance against tax benefit of loss carryforwards	(454)	(444)
Other valuation allowance	(103)	(178)
	313	148

Liabilities
Tax depreciation in excess of book depreciation	135	84
Other assets book value in excess of tax value	20	22
Unrealized gain on cash flow hedges and retirement liabilities	8	28

	163	134

Net deferred tax assets	$150	$14

The net deferred tax assets are presented on the Balance Sheet in the following categories:

	2011	2010

Current deferred tax assets	$206	$77
Current deferred tax liabilities	(44)	(31)
Long-term deferred tax assets	69	60
Long-term deferred tax liabilities	(81)	(92)

	$150	$14

[f]	Income taxes paid in cash (net of refunds) were $304 million for the year ended December 31, 2011 [2010 - ($6) million; 2009 - $17 million].

[g]

As of December 31, 2011, the Company had domestic and foreign operating loss carryforwards of $1.8 billion and tax credit carryforwards of $73 million. Approximately $1 billion of the operating losses can be carried forward indefinitely. The remaining operating losses and tax credit carryforwards expire between 2012 and 2031.

[h]

As of December 31, 2011 and 2010, the Company’s gross unrecognized tax benefits were $252 million and $257 million, respectively [excluding interest and penalties], of which $222 million and $186 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets.

A summary of the changes in gross unrecognized tax benefits is as follows:

	0000000	0000000
	2011	2010

Balance, beginning of year	$257	$243
Additions based on tax positions related to current year	14	11
Additions based on tax positions of prior years	13	19
Settlements	(12)	(19)
Statute expirations	(16)	(1)
Foreign currency translation	(4)	4

	$252	$257

The Company recognizes interest and penalties with respect to unrecognized tax benefits as income tax expense. As of December 31, 2011 and 2010, the Company has recorded interest and penalties, on the unrecognized tax benefits, of $42 million and $45 million, respectively. During the year ended December 31, 2011, the Company recorded a tax recovery related to changes in its reserves for interest and penalties of $3 million.

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign tax authorities. During the next twelve months, it is reasonably possible that, as a result of audit settlements, the conclusion of current examinations and the expiration of the statute of limitations in several jurisdictions, the Company may decrease the amount of its gross unrecognized tax benefits [including interest and penalties] by approximately $93 million, of which $84 million, if recognized, would affect its effective tax rate.

The Company considers its significant tax jurisdictions to include Canada, the United States, Austria, Germany and Mexico. The Company remains subject to income tax examination in Germany for years after 2001, Canada for years after 2004, Austria and Mexico for years after 2005, and in the U.S. federal jurisdiction for years after 2007.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
OTHER ASSETS

13. OTHER ASSETS

Other assets consist of:

	0000000	0000000
	2011	2010

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$301	$309
Long-term receivables [note 21]	176	129
Patents and licenses, net	30	33
Unrealized gain on cash flow hedges [note 21]	15	40
Other, net [note 7]	72	107

	$594	$618

Warranty	12 Months Ended
Dec. 31, 2011
Contingencies/Warranty [Abstract]
WARRANTY

14. WARRANTY

The following is a continuity of the Company’s warranty accruals:

	0000000	0000000	0000000
	2011	2010	2009

Balance, beginning of year	$68	$75	$75
Expense, net	46	32	31
Settlements	(38)	(37)	(35)
Foreign exchange and other	—	(2)	4

	$76	$68	$75

Debt and Commitments	12 Months Ended
Dec. 31, 2011
Debt and Commitments [Abstract]
DEBT AND COMMITMENTS

15. DEBT AND COMMITMENTS

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	0000001	0000001
	2011	2010

Bank term debt at a weighted average interest rate of approximately 9.8% [2010 - 16.2%], denominated primarily in Brazilian real and Chinese renminbi	$11	$6
Government loans at a weighted average interest rate of approximately 5.8% [2010 - 2.0%], denominated primarily in euros and Brazilian real	18	14
Other	42	46

	71	66
Less due within one year	25	19

	$46	$47

[b]	Future principal repayments on long-term debt are estimated to be as follows:

0000000

2012	$25
2013	14
2014	9
2015	4
2016	3
Thereafter	16

$71

[c]

On July 8, 2011, the Company entered into a new four-year revolving credit facility in the amount of $2.25 billion. The facility, which matures on July 8, 2015, replaces a $2.0 billion revolving credit facility that was set to expire on July 31, 2012. The facility includes a $100 million Asian tranche and a tranche for Canada, U.S., and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[d]	Interest (income) expense, net includes:

	111111	111111	111111
	2011	2010	2009

Interest expense
Current	$16	$9	$10
Long-term	3	2	16

	19	11	26
Interest income	(25)	(22)	(19)

Interest (income) expense, net	$(6)	$(11)	$7

[e]	Interest paid in cash was $19 million for the year ended December 31, 2011 [2010 - $11 million; 2009 - $26 million].

[f]	At December 31, 2011, the Company had commitments under operating leases requiring annual rental payments as follows:

0000000
Total

2012	$281
2013	262
2014	238
2015	219
2016	202
Thereafter	406

$1,608

Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2011
Long-Term Employee Benefit Liabilities [Abstract]
LONG-TERM EMPLOYEE BENEFIT LIABILITIES

16. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	0000000	0000000	0000000
	2011	2010	2009

Defined benefit pension plans and other [a]	$143	$97	$110
Termination and long service arrangements [b]	229	212	184
Retirement medical benefits plans [c]	37	34	34
Other long-term employee benefits	10	13	11

Long-term employee benefit obligations	$419	$356	$339

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Discount rate	4.7%	5.5%	5.8%
Rate of compensation increase	2.8%	2.6%	3.6%

Net periodic benefit cost
Discount rate	5.2%	5.9%	6.3%
Rate of compensation increase	2.7%	3.5%	3.6%
Expected return on plan assets	7.1%	7.7%	7.4%

Information about the Company’s defined benefit pension plans is as follows:

	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$352	$330	$274
Current service cost	11	11	9
Interest cost	19	18	16
Actuarial losses (gains) and changes in actuarial assumptions	42	(5)	32
Benefits paid	(14)	(17)	(14)
Special termination benefit	1	8	—
Acquisition	—	5	—
Divestitures	(3)	—	—
Currency translation	(5)	2	13

End of year	403	352	330

Plan assets at fair value
Beginning of year	253	218	176
Return on plan assets	—	25	37
Employer contributions	24	21	13
Benefits paid	(14)	(15)	(13)
Settlement	—	—	(5)
Currency translation	(4)	4	10

End of year	259	253	218

Ending funded status	$144	$99	$112

Amounts recorded in the consolidated balance sheet
Non-current asset	$(1)	$—	$—
Current liability	2	2	2
Non-current liability	143	97	110

Net amount	$144	$99	$112

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(101)	$(42)	$(57)

	000000	000000	000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$11	$11	$9
Interest cost	19	18	16
Return on plan assets	(19)	(17)	(14)
Actuarial losses	1	2	2
Special termination benefit	1	8	—

Net periodic benefit cost	$13	$22	$13

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service. All lump sum termination and long service payment arrangements are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	000000	000000	000000
	2011	2010	2009

Discount rate	5.4%	4.9%	6.2%
Rate of compensation increase	4.0%	3.9%	4.1%

Information about the Company’s termination and long service arrangements is as follows:

	000000	000000	000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$220	$190	$188
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses (gains) and changes in actuarial assumptions	14	33	(4)
Benefits paid	(11)	(12)	(25)
Divestitures	—	(3)	—
Currency translation	(10)	(12)	6

Ending funded status	$237	$220	$190

Amounts recorded in the consolidated balance sheet
Current liability	$8	$8	$6
Non-current liability	229	212	184

Net amount	$237	$220	$190

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(45)	$(41)	$(16)

	0000000	0000000	0000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$14	$13	$13
Interest cost	10	11	12
Actuarial losses	6	5	4

Net periodic benefit cost	$30	$29	$29

[c]	Retirement medical benefits plans

Historically, the Company sponsored a retirement medical benefits plan that covered eligible employees and retirees. Retirees age 60 or older with 10 or more years of service were eligible for benefits, and existing retirees as at August 1, 2000 that met the above criteria were also eligible for benefits. Benefits were capped based on years of service. During 2009, the Company amended these plans such that substantially all employees retiring on or after August 1, 2009 would no longer participate in the plan and a curtailment gain was recorded during 2009.

In addition, the Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	00000000	00000000	00000000
	2011	2010	2009

Retirement medical benefit obligations	4.2%	5.4%	5.7%
Net periodic benefit cost	5.4%	5.7%	6.0%
Health care cost inflation	9.2%	9.2%	9.3%

Information about the Company’s retirement medical benefits plans are as follows:

	0000000	0000000	0000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$36	$36	$66
Current service cost	—	—	1
Interest cost	2	2	3
Actuarial losses and changes in actuarial assumptions	4	1	3
Benefits paid	(3)	(3)	(3)
Curtailment	—	—	(36)
Currency translation	—	—	2

Ending funded status	$39	$36	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	37	34	34

Net amount	$39	$36	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$4	$3
Unrecognized actuarial gains	12	18	20

Total accumulated other comprehensive income	$15	$22	$23

	000000011	000000011	000000011	000000011
		2011	2010	2009

Net periodic benefit cost
Current service cost		$ —	$ —	$ 1
Interest cost		2	2	3
Actuarial (gains) losses		(1)	(1)	2
Past service cost amortization		(1)	—	—
Curtailment gain [note 4]		—	—	(26)

Net periodic benefit cost		$ —	$ 1	$ (20)

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s income.

[d]	Future benefit payments

	00000000	00000000	00000000	00000000
	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2012	$17	$8	$2	$27

Expected benefit payments:
2012	$16	$8	$2	$26
2013	14	8	2	24
2014	14	10	3	27
2015	14	11	3	28
2016	14	12	3	29
Thereafter	81	88	12	181

	$153	$137	$25	$315

[e]	Plan assets

The asset allocation of the Company’s defined benefit pension plans at December 31, 2011 and 2010, and the target allocation for 2012 is as follows:

	2012	2011	2010

Equity securities	55-75%	60%	50%
Fixed income securities	25-45%	39%	21%
Cash and cash equivalents	0-15%	1%	29%

	100%	100%	100%

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

Other Long Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES

17. OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of:

	2011	2010

Long-term portion of income taxes payable	$119	$116
Long-term portion of fair value of hedges [note 21]	41	18
Asset retirement obligation	36	36
Deferred revenue	11	15

	$207	$185

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
STOCK-BASED COMPENSATION

18. STOCK-BASED COMPENSATION

[a]	Incentive Stock Option Plan

The Company currently has two incentive stock option plans in effect: (a) the 2009 Stock Option Plan, which was adopted by the Company’s shareholders on May 6, 2010; and (b) the Amended and Restated Incentive Stock Option Plan [the “1987 Stock Option Plan”], which was adopted by shareholders on December 10, 1987, and subsequently amended on May 18, 2000 and May 10, 2007.

Upon adoption of the 2009 Plan, new grants under the 1987 Plan were frozen, but all outstanding options were permitted to continue to vest and be exercisable in accordance with their terms.

2009 Stock Option Plan

Under the 2009 Stock Option Plan, the Company may grant options to purchase Common Shares to full-time employees, outside directors or consultants of the Company and its subsidiaries. The maximum number of shares that can be reserved for issuance under the option plan is 16,000,000 shares. The number of shares available to be granted at December 31, 2011 was 9,770,666 [2010 – 9,659,000]. All options granted are for terms of up to seven years from the grant date. Options issued under the 2009 Option Plan to employees and consultants generally vest as to one-third on each of the first three anniversaries of the date of grant. Options issued to outside directors vest on the first anniversary of the date of grant. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant.

1987 Stock Option Plan

The Company previously granted options to purchase Common Shares to full-time employees, outside directors or consultants of the Company under the 1987 Stock Option Plan. Upon shareholder approval of the Company’s 2009 Stock Option Plan, the 1987 Stock Option Plan was terminated such that no future grants could be made, but previously granted options would continue to vest and be exercisable in accordance with their original terms of grant. All options granted under the 1987 Stock Option Plan are for terms of up to seven years from the grant date, except for the options granted prior to December 2003, which were generally for terms of up to 10 years from the grant date. Only Options granted during 2009 remain unvested. Such Options vest 33% on the first and second anniversaries of the date of grant and 34% on the third anniversary. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant or modification.

The following is a continuity schedule of options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2008	5,492,290	Cdn$	41.01	5,448,290
Granted	2,150,000		16.55	—
Exercised [i]	(93,578)		31.51	(93,578)
Cancelled [i]	(398,168)		32.36	(378,168)
Vested	—		—	12,000

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [ii]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised	(2,737,253)		33.28	(2,737,253)
Cancelled [iii]	(1,585,830)		47.64	(1,474,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,819,367		31.48	2,018,700

The total intrinsic value of options exercised during 2011 was $19 million [2010 - $14 million; 2009 - $nil].

[i]

On August 12, 2009, following approval by the Company’s Corporate Governance and Compensation Committee and in accordance with the Amended and Restated Incentive Stock Option Plan, the Company granted stock appreciation rights [“SARs”] to certain executives in respect of 383,400 previously granted and unexercised stock options.

On August 14, 2009, 332,822 SARs were exercised and an equal number of previously granted and unexercised stock options were surrendered and cancelled. On exercise of the SARs, the executives received, in aggregate, cash of $1 million, representing an amount equal to the difference between the aggregate fair market value of the shares covered by the surrendered options and the aggregate exercise price of such surrendered options. Fair market value was determined based on the weighted average closing price of the Company’s Common Shares on the New York Stock Exchange [“NYSE”] for the five consecutive trading days ending on the trading day immediately prior to the date of exercise.

In addition, during the third quarter of 2009, 50,578 SARs were cancelled upon exercise of the corresponding number of options.

[ii]

On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[iii]

On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the Toronto Stock Exchange [“TSX”] on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $4 million, $7 million was charged to contributed surplus and $14 million was charged to retained earnings.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the TSX on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $2 million, $1 million was charged to contributed surplus and $2 million was charged to retained earnings.

At December 31, 2011, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	4,016,666	4,016,666	4,016,666	4,016,666
	Options outstanding
	Number of options	Remaining contractual life [years]	Number of options exercisable

$15 to $20	1,317,203	4.2	600,536
$20 to $25	—	—	—
$25 to $30	4,016,666	5.2	716,666
$30 to $35	35,870	0.6	35,870
$35 to $40	71,320	4.9	71,320
$40 to $45	160,342	1.1	160,342
$45 to $50	10,000	2.0	10,000
$50 to $55	1,176,000	6.0	392,000
Over $55	31,966	0.5	31,966

	6,819,367		2,018,700

Weighted average exercise price	Cdn$ 31.48		Cdn$ 31.74

Weighted average life remaining [years]	4.96		4.52

Aggregate intrinsic value at December 31, 2011	$ 17		$ 4

The weighted average assumptions used in measuring the fair value of stock options granted or modified and the compensation expense recorded in selling, general and administrative expenses are as follows:

	00000000	00000000	00000000
	2011	2010	2009

Risk-free interest rate	—	2.26%	1.66%
Expected dividend yield	—	2.00%	2.05%
Expected volatility	—	35%	31%
Expected time until exercise	—	4 years	4 years

Weighted average fair value of options granted or modified in year (Cdn$)	$—	$10.00	$3.60

Compensation expense recorded in selling, general and administrative expense [iv]	$21	$43	$4

[iv]

During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which has been reversed.

[b]	Long-term retention program

The Company awarded certain executives an entitlement to Common Shares in the form of restricted stock. Such shares become available to the executives, subject to acceleration on death or disability, after an approximate four-year holding period, provided certain conditions are met, and are to be released in equal amounts over a 10-year period, subject to forfeiture under certain circumstances. The stock that has not been released to the executives is reflected as a reduction in the stated value of the Company’s Common Shares.

Information about the Company’s long-term retention program is as follows:

	2011	2010	2009

Common Shares awarded and not released	1,026,304	1,182,736	1,371,978

Reduction in stated value of Common Shares	$34	$39	$45

Compensation expense recorded in selling, general and administrative expense	$10	$7	$8

Unamortized compensation expense recorded as a reduction of shareholders’ equity	$5	$10	$18

[c]	Restricted stock unit program

In a number of different circumstances, the Company awarded restricted stock units [“RSUs”] to certain executives and other employees as part of the Company’s compensation program. These RSUs are notional units, each of which is equivalent to one Magna Common Share. In most cases, the RSUs are redeemable solely at the Company’s option, either by delivery of the specified number of Common Shares or the cash value on the redemption date [based on the 20-day weighted average trading price]. Redemption of the RSUs generally occurs on December 15 of the second year after the date of grant, subject to earlier redemption or cancellation in specified circumstances. In some cases, RSUs are subject to vesting and other conditions and quarterly dividend equivalents are paid to the grantees.

The Company maintains a Non-Employee Director Share-Based Compensation Plan [“DSU”] which governs the portion of the annual retainer payable to Independent Directors which is deferred in the form of DSUs. Pursuant to a Board resolution effective January 1, 2008, 60% of the annual retainer for all of the Independent Directors is automatically payable in the form of DSUs. Additionally, each Independent Director may annually elect to defer up to 100% [in increments of 25%] of his or her total annual cash compensation from Magna [including Board and committee retainers, meeting attendance fees, work and travel day payments and written resolution fees]. The amounts deferred in the DSU Plan are reflected in DSUs allocated under the DSU Plan. These DSUs are notional units, the value of which reflects, and increases or decreases in direct relation to, the NYSE market price of Magna Common Shares. Dividend equivalents are credited on DSUs at the times and in the amounts of dividends that are declared and paid on Magna’s Common Shares. All DSUs are fully vested on the date allocated to an Independent Director under the DSU Plan.

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2008	109,146	6,033	92,642	207,821
Granted	—	8,500	47,843	56,343
Dividend equivalents	—	74	664	738
Redeemed	(109,146)	(2,507)	—	(111,653)

Outstanding at December 31, 2009	—	12,100	141,149	153,249
Granted	20,940	26,000	31,983	78,923
Dividend equivalents	—	383	1,619	2,002
Redeemed	—	(3,636)	—	(3,636)

Outstanding at December 31, 2010	20,940	34,847	174,751	230,538
Granted	196,397	3,150	25,693	225,240
Dividend equivalents	—	948	4,621	5,569
Redeemed	—	(10,180)	—	(10,180)

Outstanding at December 31, 2011	217,337	28,765	205,065	451,167

Common Shares	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
COMMON SHARES

19. COMMON SHARES

[a]	At December 31, 2011, the Company’s authorized, issued and outstanding Common Shares are as follows:

Preference shares - issuable in series -

The Company’s authorized Common Shares include 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares and Class B Shares -

In accordance with the Arrangement [note 3], Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes to its Articles, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.
[ii]	Each share shall participate equally as to dividends.

[b]

On November 9, 2010, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation to offset dilution resulting from the exercise of stock options, as well as purchases to fund the Company’s restricted stock unit program and/or the Company’s obligations to its deferred profit sharing plans, of up to 8,000,000 Magna Common Shares [the “Bid”], representing 3.3% of the Company’s issued and outstanding Common Shares. The Bid commenced on November 11, 2010 and terminated on November 10, 2011. The Company purchased 8,000,000 Magna Common Shares related to the Bid. All purchases of Common Shares were made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases were also made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

On November 9, 2011, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “Bid”], representing 5.1% of the Company’s public float of Common Shares. The Bid commenced on November 11, 2011 and will terminate no later than November 10, 2012. As at December 31, 2011, the Company has purchased 3,200,800 Magna Common Shares related to the Bid. All purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

The Company previously had a normal course issuer bid in place from November 12, 2008 to November 11, 2009.

During 2011, the Company purchased for cancellation 10,747,300 [2010 - 453,500] Common Shares under a normal course issuer bid for cash consideration of $407 million [2010 - $23 million]. The excess of cash paid over the book value of the Common Shares repurchased of $162 million [2010 - $13 million] was charged to retained earnings.

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 9, 2012 were exercised or converted:

Common Shares	233,413,826
Stock options [note 18]	6,523,333

239,937,159

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

20. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following is a continuity schedule of accumulated other comprehensive income:

	11111110	11111110	11111110
	2011	2010	2009

Accumulated net unrealized gains on translation of net investment in foreign operations
Balance, beginning of year	$759	$742	$343
Net unrealized (losses) gains	(171)	20	399
Repurchase of shares under normal course issuer bid [note 19]	(41)	(3)	—

Balance, end of year	547	759	742

Accumulated net unrealized gains (losses) on cash flow hedges [a]
Balance, beginning of year	40	(13)	(113)
Net unrealized (losses) gains	(41)	80	41
Reclassification of net (gains) losses to net income (loss)	(22)	(27)	59

Balance, end of year	(23)	40	(13)

Accumulated net unrealized gains on available-for-sale investments
Balance, beginning of year	11	—	—
Net unrealized (losses) gains	(6)	11	—

Balance, end of year	5	11	—

Accumulated net unrealized losses on other long-term liabilities [b]
Balance, beginning of year	(58)	(44)	(59)
Net unrealized (losses) gains	(49)	(14)	15

Balance, end of year	(107)	(58)	(44)

Total accumulated other comprehensive income [c]	$422	$752	$685

[a]	The amount of income tax benefit (obligation) that has been netted in the accumulated net unrealized gain (loss) on cash flow hedges is as follows:

	00000000	00000000	00000000
	2011	2010	2009

Balance, beginning of year	$ (15)	$ 2	$ 48
Net unrealized losses (gains)	18	(22)	(26)
Reclassification of net gains (losses) to net income (loss)	9	5	(20)

Balance, end of year	$ 12	$ (15)	$ 2

[b]	The amount of income tax benefit that has been netted in the accumulated net unrealized gain (loss) on other long-term liabilities is as follows:

	00000000	00000000	00000000
	2011	2010	2009

Balance, beginning of year	$1	$6	$2
Net unrealized losses (gains)	23	(5)	4

Balance, end of year	$24	$1	$6

[c]	The amount of other comprehensive income that is expected to be reclassified to net income during 2012 is $9 million [net of income tax of $3 million].

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

21. FINANCIAL INSTRUMENTS

[a]	Foreign exchange contracts

At December 31, 2011, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

		For Canadian dollars					For U.S. dollars
Buy (Sell)		U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate		Peso amount	Weighted average rate

2012		173	1.0239	31	1.3648		2,586	0.0739
2012		(539)	1.0295	(15)	1.3690		(48)	0.0716
2013		72	1.0331	11	1.3884		2,111	0.0730
2013		(179)	1.0479	—	—		—	—
2014		14	1.0698	4	1.3946		1,164	0.0675
2014		(48)	1.0312	—	—		—	—

		(507)		31			5,813

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech Koruna amount	Weighted average rate	Polish Zlotys amount	Weighted average rate

2012	33	0.7204	67	1.1878	2,258	0.0391	106	0.2379
2012	(76)	0.7555	(3)	1.1089	(43)	0.0409	(25)	0.2314
2013	17	0.7188	39	1.1707	1,672	0.0401	77	0.2336
2013	(42)	0.7509	(1)	1.1447	(11)	0.0401	—	—
2014	15	0.7411	27	1.1312	760	0.0402	35	0.2252
2014	(8)	0.7390	—	—	—	—	—	—
2015	—	—	8	1.1737	—	—	—	—

	(61)		137		4,636		193

Based on forward foreign exchange rates as at December 31, 2011 for contracts with similar remaining terms to maturity, the gains and losses relating to the Company’s foreign exchange forward contracts recognized in other comprehensive income are approximately $36 million and $68 million, respectively [note 20].

The Company does not enter into foreign exchange forward contracts for speculative purposes.

[b]	Commodity contracts

The Company uses commodity contracts to manage the cash flow risk of a portion of its forecasted commodity purchases in Canada, the United States and Italy. The Company does not enter into commodity contracts for speculative purposes. The commodity contracts consist of:

[i]	Natural gas swap contracts

The natural gas swap contracts outstanding at December 31, 2011 have a total volume of 1.4 million Gigajoule [“GJ”] and a fixed price range of between $6.22 per GJ and $7.49 per GJ for Canada and a total volume of 1 million MMBTU [“Million British Thermal Units”] and a fixed price range of between $6.72 per MMBTU and $8.02 per MMBTU for the United States. These natural gas swap contracts extend through the period to December 2014.

The unrealized losses on these natural gas swap contracts at December 31, 2011 were $9 million and are recognized in other comprehensive income [note 20].

[ii]	Propylene contracts

The Company entered into propylene contracts during 2011 which extend through December 2012. Contracts outstanding at December 31, 2011 have a total volume of 9 million pounds [“lbs”] and a fixed price of $0.70 per lbs. The unrealized losses on these propylene contracts at December 31, 2011 were not significant.

[iii]	Silver and copper

The Company entered into silver and copper contracts during the year. The amounts of these contracts are not significant. The unrealized losses on these silver and copper contracts at December 31, 2011 were not significant.

[c]	Financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2011	2010

Held-for-trading
Cash and cash equivalents	$1,325	$1,881
Investment in ABCP [note 9]	82	84

	$1,407	$1,965

Held-to-maturity investments
Severance investments	$5	$5

Available-for-sale investments
Equity investments	$12	$19

Loans and receivables
Accounts receivable	$4,398	$3,543
Long-term receivables included in other assets [note 13]	176	129

	$4,574	$3,672

Other financial liabilities
Bank indebtedness	$162	$20
Long-term debt (including portion due within one year)	71	66
Accounts payable	3,961	3,496

	$4,194	$3,582

	2011	2010

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$21	$58
Other assets	15	40
Other accrued liabilities	(31)	(17)
Other long-term liabilities	(38)	(13)

	(33)	68
Natural gas contracts
Other accrued liabilities	(6)	(6)
Other long-term liabilities	(3)	(5)

	(9)	(11)

	$(42)	$57

[d]	Fair value

The Company determined the estimated fair values of its financial instruments based on valuation methodologies it believes are appropriate; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of financial instruments are described below:

Cash and cash equivalents, accounts receivable, bank indebtedness and accounts payable.

Due to the short period to maturity of the instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of fair values.

Investments

At December 31, 2011, the Company held Canadian third party ABCP with a face value of Cdn$125 million [2010 - Cdn$127 million]. The carrying value and estimated fair value of this investment was Cdn$84 million [2010 - Cdn$84 million]. As fair value information is not readily determinable for the Company’s investment in ABCP, the fair value was based on a valuation technique estimating the fair value from the perspective of a market participant [note 9].

At December 31, 2011, the Company held available-for-sale investments in publicly traded companies. At December 31, 2011, the carrying value and fair value of these investments was $12 million [2010 - $19 million], which was based on the closing share prices of these investments.

Term debt

The Company’s term debt includes $25 million due within one year. Due to the short period to maturity of this debt, the carrying value as presented in the consolidated balance sheet is a reasonable estimate of its fair value.

[e]	Credit risk

The Company’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity investments and foreign exchange and commodity forward contracts with positive fair values.

Cash and cash equivalents, which consist of short-term investments, are only invested in governments, bank term deposits and bank commercial paper with an investment grade credit rating. Credit risk is further reduced by limiting the amount which is invested in certain governments or any major financial institution.

The Company’s held-for-trading investments include an investment in ABCP [note 9]. Given the continuing uncertainties regarding the value of the underlying assets, the amount and timing of cash flows and the risk of collateral calls in the event that spreads widened considerably, the Company could be exposed to further losses on its investment.

The Company is also exposed to credit risk from the potential default by any of its counterparties on its foreign exchange forward contracts. The Company mitigates this credit risk by dealing with counterparties who are major financial institutions that the Company anticipates will satisfy their obligations under the contracts.

In the normal course of business, the Company is exposed to credit risk from its customers, substantially all of which are in the automotive industry and are subject to credit risks associated with the automotive industry. For the year ended December 31, 2011, sales to the Company’s six largest customers [including the Detroit 3] represented 83% of the Company’s total sales; and substantially all of its sales are to customers in which the Company has ongoing contractual relationships.

[f]	Currency risk

The Company is exposed to fluctuations in foreign exchange rates when manufacturing facilities have committed to the delivery of products for which the selling price has been quoted in currencies other than the facilities’ functional currency, when materials and equipment are purchased in currencies other than the facilities’ functional currency. In an effort to manage this net foreign exchange exposure, the Company employs hedging programs, primarily through the use of foreign exchange forward contracts [note 21[a]].

As at December 31, 2011, the net foreign exchange exposure, after considering the impact of foreign exchange contracts, was not material.

[g]	Interest rate risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. In particular, the amount of interest income earned on cash and cash equivalents is impacted more by investment decisions made and the demands to have available cash on hand, than by movements in interest rates over a given period.

In addition, the Company is not exposed to interest rate risk on its long-term debt instruments as the interest rates on these instruments are fixed.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

22. TRANSACTIONS WITH RELATED PARTIES

Mr. Frank Stronach, the Company’s Honorary Chairman, together with three other members of the Stronach family, are trustees and members of the class of potential beneficiaries of the Stronach Trust. The Stronach Trust indirectly controlled Magna until August 31, 2010, and MI Developments Inc. [“MID”] until June 30, 2011. In the normal course of business, Magna leases various land and buildings from MID under operating lease agreements, which are effected on normal commercial terms. The leases are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Lease expense related to MID for 2011 was $166 million [2010 - $172 million; 2009 - $149 million]. In addition, the Company recorded sales and provided services to companies controlled by the Stronach Group of $36 million and $7 million, respectively [2010 - $7 million and $1 million].

The Company has agreements with Mr. Stronach and certain affiliated entities for the provision of business development, consulting and other business services. The cost of these agreements is measured at the exchange amount. The Arrangement set a termination date of December 31, 2014 with a declining fee schedule for the consulting, business development and business services agreements. The aggregate amount expensed under these agreements with respect to the year ended December 31, 2011 was $38 million [2010 - $41 million; 2009 - $nil].

As more fully described in note 4, the Company sold properties to entities affiliated with Mr. Stronach and the Company’s former Co-Chief Executive Officer for an aggregate sale price of $43 million. These transactions were reviewed by the Corporate Governance and Compensation Committee and approved by the Independent Directors following the unanimous recommendation of the Corporate Governance and Compensation Committee.

During the year ended December 31, 2011, trusts, which exist to make orderly purchases of the Company’s shares for employees either for transfer to the Employee Equity and Profit Participation Program or to recipients of either bonuses or rights to purchase such shares from the trusts, borrowed up to $35 million [2010 - $31 million; 2009 - $30 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2011, the trusts’ indebtedness to Magna was $17 million [2010 - $31 million].

The Company had sales to equity method investees which are further described in note 9.

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies/Warranty [Abstract]
CONTINGENCIES

23. CONTINGENCIES

[a]

In the ordinary course of business activities, the Company may be contingently liable for litigation and claims with customers, suppliers, former employees and other parties. In addition, the Company may be, or could become, liable to incur environmental remediation costs to bring environmental contamination levels back within acceptable legal limits. On an ongoing basis, the Company assesses the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable costs and losses.

A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue. The required provision may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters.

[i]

In November 1997, the Company and two of its subsidiaries were sued by KS Centoco Ltd., an Ontario-based steering wheel manufacturer in which the Company has a 23% equity interest, and by Centoco Holdings Limited, the owner of the remaining 77% equity interest in KS Centoco Ltd. In March 1999, the plaintiffs were granted leave to make substantial amendments to the original statement of claim in order to add several new defendants and claim additional remedies, and in February 2006, the plaintiffs further amended their claim to add an additional remedy. The amended statement of claim alleges, among other things:

•	breach of fiduciary duty by the Company and two of its subsidiaries;

•

breach by the Company of its binding letter of intent with KS Centoco Ltd., including its covenant not to have any interest, directly or indirectly, in any entity that carries on the airbag business in North America, other than through MST Automotive Inc., a company to be 77% owned by Magna and 23% owned by Centoco Holdings Limited;

•

the plaintiff’s exclusive entitlement to certain airbag technologies in North America pursuant to an exclusive licence agreement, together with an accounting of all revenues and profits resulting from the alleged use by the Company, TRW Inc. [“TRW”] and other unrelated third party automotive supplier defendants of such technology in North America;

•

a conspiracy by the Company, TRW and others to deprive KS Centoco Ltd. of the benefits of such airbag technology in North America and to cause Centoco Holdings Limited to sell to TRW its interest in KS Centoco Ltd. in conjunction with the Company’s sale to TRW of its interest in MST Automotive GmbH and TEMIC Bayern-Chemie Airbag GmbH; and

•	oppression by the defendants.

The plaintiffs are seeking, amongst other things, damages of approximately Cdn$3.5 billion. The Company previously filed an Amended Statement of Defence and Counterclaim. Document production, completion of undertakings and examinations for discovery are substantially complete, although limited additional examinations for discovery may occur. The trial is not expected to commence until late 2013, at the earliest. The Company believes it has valid defences to the plaintiffs’ claims and therefore intends to continue to vigorously defend this case. At this time, notwithstanding the amount of time which has transpired since the claim was filed, these legal proceedings remain at an early stage and, accordingly, it is not possible to predict their outcome.

[b]

During the fourth quarter of 2011, the Company announced that it was cooperating with the United States Department of Justice [“DOJ”] with respect to an ongoing antitrust investigation of the automobile tooling industry. In connection with such investigation, the DOJ has requested documents related to various tooling bids, including a tooling program for which a subsidiary within the Company’s Cosma International operating unit acted as Tier 1 tooling supplier. The Company’s policy is to comply with all applicable laws, including antitrust and competition laws, and it is fully cooperating with the DOJ.

[c]

In certain circumstances, the Company is at risk for warranty costs including product liability and recall costs. Due to the nature of the costs, the Company makes its best estimate of the expected future costs [note 14], however, the ultimate amount of such costs could be materially different. The Company continues to experience increased customer pressure to assume greater warranty responsibility. Currently, under most customer agreements, the Company only accounts for existing or probable claims. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements, and the specific customer’s warranty experience.

Segmented Information	12 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
SEGMENTED INFORMATION

24. SEGMENTED INFORMATION

[a]

Magna, a diversified global automotive supplier, follows a corporate policy of functional and operational decentralization. It conducts its operations through divisions, which function as autonomous business units. As at December 31, 2011, Magna had 286 manufacturing operations and 88 product development, engineering and sales centres in 26 countries. Magna designs, develops and manufactures technologically advanced automotive systems, assemblies, modules and components, and engineers and assembles complete vehicles, primarily for sale to OEMs of cars and light trucks. The Company’s capabilities include the design, engineering, testing and manufacture of automotive interior systems; seating systems; closure systems; body and chassis systems; vision systems; electronic systems; exterior systems; powertrain systems; roof systems; hybrid and electric vehicles/systems as well as complete vehicle engineering and assembly.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis between North America, Europe and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted EBIT as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT represents income from operations before income taxes; interest income, net; and other expense, net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

The following tables show certain information with respect to segment disclosures:

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$ 358	$1,373	$644	558	1,867

Europe
Euroland [i]	10,122	9,956				292	1,012
Great Britain	913	909				7	53
Other European countries	1,707	1,564				124	537
Eliminations	(186)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [ii], [iii]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$ 686	$ 1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Euroland [i]	8,338	8,185				177	970
Great Britain	813	813				5	58
Other European countries	1,271	1,170				131	490
Eliminations	(133)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [ii], [iii]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

	2009
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$3,299	$3,000				$62	$644
United States	4,008	3,762				71	709
Mexico	1,240	1,150				60	363
Eliminations	(550)	—				—	—

North America	7,997	7,912	$410	$25	$639	193	1,716

Europe
Euroland [i]	6,810	6,675				186	1,041
Great Britain	748	748				4	67
Other European countries	1,047	927				103	379
Eliminations	(160)	—				—	—

Europe	8,445	8,350	274	(273)	421	293	1,487

Rest of World	650	600	21	40	78	23	150
Corporate and Other [ii], [iii]	(216)	14	20	(71)	—	107	388

Total reportable segments	16,876	16,876	725	(279)	1,138	616	3,741
Other expense, net				(191)
Interest expense, net				(7)

	$16,876	$16,876	$725	$(477)	$1,138	$616	3,741
Current assets							6,085
Investments, goodwill deferred tax assets and other assets							2,312

Consolidated total assets							$12,138

[i]	For purposes of segmentation, Euroland has been defined as those European countries that have adopted the euro as their common currency.

[ii]	Included in Corporate and Other EBIT are intercompany fees charged to the automotive segments.

[iii]

Corporate and Other includes equity loss of $66 million [2010 - $30 million, 2009 - $nil] related to the Company’s proportionate share of the net loss in E-Car. For the year ended December 31, 2010, Corporate and Other also includes sales of $8 million and an Adjusted EBIT loss of $50 million related to E-Car prior to the deconsolidation of E-Car under the Arrangement [note 3].

For the year ended December 31, 2011, E-Car had sales of $92 million [2010 - $20 million, 2009 - $5 million], an Adjusted EBIT loss of $91 million [2010 - $89 million, 2009 - $45 million] and fixed assets of $77 million [2010 - $76 million, 2009 - $15 million].

[b]	The following table aggregates external revenues by customer as follows:

	2011	2010	2009

General Motors	$6,202	$4,731	$3,141
BMW	4,191	3,090	2,850
Fiat / Chrysler Group	3,864	3,102	1,817
Ford Motor Company	3,549	3,371	2,525
Volkswagen	3,187	2,567	2,001
Daimler AG	2,793	2,354	1,757
Other	4,962	4,250	2,785

	$28,748	$23,465	$16,876

[c]	The following table summarizes external revenues generated by automotive products and services:

	2011	2010	2009

Exterior and interior systems	$11,020	$8,637	$5,927
Body systems and chassis systems	6,056	4,801	3,374
Powertrain systems	3,667	3,064	2,114
Complete vehicle assembly	2,690	2,163	1,764
Vision and electronic systems	2,066	1,756	1,315
Tooling, engineering and other	2,065	2,005	1,625
Closure systems	1,184	1,039	757

	$28,748	$23,465	$16,876

Comparative Figures	12 Months Ended
Dec. 31, 2011
Comparative Figures [Abstract]
COMPARATIVE FIGURES	25. COMPARATIVE FIGURES Certain of the comparative figures have been reclassified to conform to the current year’s method of presentation.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in U.S. dollars following United States generally accepted accounting principles [“GAAP”].
Adoption of United States Generally Accepted Accounting Principles

Adoption of United States Generally Accepted Accounting Principles

In February 2008, the Canadian Accounting Standards Board confirmed the transition from Canadian GAAP to International Financial Reporting Standards [“IFRS”] for all publicly accountable entities no later than fiscal years commencing on or after January 1, 2011. As a result, management undertook a detailed review of the implications of Magna having to report under IFRS and also examined the alternative available to the Company, as a Foreign Private Issuer in the United States, of filing its primary financial statements in Canada using U.S. GAAP, as permitted by the Canadian Securities Administrators’ National Instrument 52-107, “Acceptable Accounting Principles and Auditing Standards”.

In carrying out this evaluation, management considered many factors, including, but not limited to (i) the changes in accounting policies that would be required and the resulting impact on the Company’s reported results and key performance indicators, (ii) the reporting standards expected to be used by many of the Company’s industry comparables, and (iii) the financial reporting needs of the Company’s market participants, including shareholders, lenders, rating agencies and market analysts.

As a result of this analysis, management determined that Magna would adopt U.S. GAAP as its primary basis of financial reporting commencing January 1, 2011 on a retrospective basis. All comparative financial information contained in these audited consolidated financial statements has been revised to reflect the Company’s results as if they had been historically reported in accordance with U.S. GAAP.

The adoption of U.S. GAAP did not have a material change on the Company’s accounting policies or financial results, except for the reporting differences disclosed in note 28 to the annual consolidated financial statements for the year ended December 31, 2010.

Principles of consolidation	Principles of consolidation The consolidated financial statements include the accounts of Magna and its subsidiaries, some of which have a non-controlling interest.
Financial instruments

Financial instruments

The Company classifies all of its financial assets and financial liabilities as held-for-trading, held-to-maturity investments, loans and receivables, available-for-sale financial assets, or other financial liabilities. Held-for-trading financial instruments, which include cash and cash equivalents and the Company’s investment in asset-backed commercial paper [“ABCP”] are measured at fair value and all gains and losses are included in net income (loss) in the period in which they arise. Held-to-maturity investments, which include long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements, are recorded at amortized cost using the effective interest method. Loans and receivables, which include accounts receivable, long-term receivables and accounts payable, are recorded at amortized cost using the effective interest method. Available-for-sale financial instruments are recorded at cost and are subsequently measured at fair value with all revaluation gains and losses included in other comprehensive income.

Foreign currency translation

Foreign currency translation

The Company operates globally, which gives rise to a risk that its earnings and cash flows may be adversely impacted by fluctuations in foreign exchange rates.

Assets and liabilities of the Company’s operations having a functional currency other than the U.S. dollar are translated into U.S. dollars using the exchange rate in effect at year end, and revenues and expenses are translated at the average rate during the year. Exchange gains or losses on translation of the Company’s net investment in these operations are included in comprehensive income (loss) and are deferred in accumulated other comprehensive income. Foreign exchange gains or losses on debt that was designated as a hedge of the Company’s net investment in these operations are also recorded in accumulated other comprehensive income.

Foreign exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are reflected in income, except for gains and losses on foreign exchange contracts used to hedge specific future commitments in foreign currencies and on intercompany balances which are designated as long-term investments. In particular, the Company uses foreign exchange forward contracts for the sole purpose of hedging certain of the Company’s future committed foreign currency based outflows and inflows. All derivative instruments, including foreign exchange contracts, are recorded on the consolidated balance sheet at fair value. The fair values of derivatives are recorded in prepaid expenses, other assets, other accrued liabilities or other long-term liabilities. To the extent that cash flow hedges are effective, the change in their fair value is recorded in other comprehensive income (loss); any ineffective portion is recorded in net income (loss). Amounts accumulated in other comprehensive income (loss) are reclassified to net income (loss) in the period in which the hedged item affects net income (loss).

If the Company’s foreign exchange forward contracts ceased to be effective as hedges, for example, if projected foreign cash inflows or outflows declined significantly, gains or losses pertaining to the portion of the hedging transactions in excess of projected foreign currency denominated cash flows would be recognized in income at the time this condition was identified.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on account, demand deposits and short-term investments with remaining maturities of less than three months at acquisition.
Inventories

Inventories

Production inventories and tooling inventories manufactured in-house are valued at the lower of cost and market, with cost being determined substantially on a first-in, first-out basis. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead.

Outsourced tooling inventories are valued at the lower of subcontracted costs and market.

Investments

Investments

The Company accounts for its investments in which it has significant influence on the equity basis. Investments also include the Company’s investment in ABCP, public company shares and long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements pursuant to local tax laws.

Long-lived assets

Long-lived assets

Fixed assets are recorded at historical cost. Depreciation is provided on a straight-line basis over the estimated useful lives of fixed assets at annual rates of 2 1/2% to 5% for buildings, 7% to 10% for general purpose equipment and 10% to 33% for special purpose equipment.

Definite-lived intangible assets, which have arisen principally through acquisitions, are amortized on a straight-line basis over their estimated useful lives, typically over periods not exceeding five years.

The Company assesses fixed and other long-lived assets [excluding goodwill] for recoverability whenever indicators of impairment exist. If the carrying value of the asset exceeds the estimated undiscounted cash flows from the use of the asset, then an impairment loss is recognized to write the asset down to fair value. The fair value of the long-lived assets is generally determined using estimated discounted future cash flows.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquired enterprise over the fair value of the identifiable assets acquired and liabilities assumed less any subsequent writedowns for impairment. Goodwill is subject to an annual impairment test. Goodwill impairment is evaluated between annual tests upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of impairment, if any. The fair value of a reporting unit is determined using the estimated discounted future cash flows of the reporting unit.

Other assets

Other assets

Other assets include the long-term portion of certain receivables, which represent the recognized sales value of tooling and design and engineering services provided to customers under certain long-term contracts. The receivables will be paid in full upon completion of the contracts or in instalments based on forecasted production volumes. In the event that actual production volumes are less than those forecasted, a reimbursement for any shortfall will be made.

Preproduction costs related to long-term supply agreements

Preproduction costs related to long-term supply agreements

Pre-operating costs incurred in establishing new facilities that require substantial time to reach commercial production capability are expensed as incurred.

Costs incurred [net of customer subsidies] related to design and engineering, which are paid for as part of subsequent production piece price amounts, are expensed as incurred unless a contractual guarantee for reimbursement exists.

Costs incurred [net of customer subsidies] related to design and development costs for moulds, dies and other tools that the Company does not own [and that will be used in, and paid for as part of the piece price amount for, subsequent production] are expensed as incurred unless the supply agreement provides a contractual guarantee for reimbursement or the non-cancellable right to use the moulds, dies and other tools during the supply agreement.

Where these preproduction costs are deemed to be a single unit of account combined with a subsequent parts production, the costs deferred in the above circumstances are included in other assets and amortized on a units-of-production basis to cost of goods sold over the anticipated term of the supply agreement.

Warranty

Warranty

The Company records product warranty liabilities based on its individual customer agreements. Under most customer agreements, the Company only accounts for existing or probable claims on product default issues when amounts related to such issues are probable and reasonably estimable. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements and the specific customer’s warranty experience.

Product liability provisions are established based on the Company’s best estimate of the amounts necessary to settle existing claims on product default issues. Recall costs are costs incurred when government regulators and/or the customer decides to recall a product due to a known or suspected performance issue, and the Company is required to participate, either voluntarily or involuntarily. Costs typically include the cost of the product being replaced, the customer’s cost of the recall and labour to remove and replace the defective part. When a decision to recall a product has been made or is probable, the Company’s estimated cost of the recall is recorded as a charge to income in that period. In making this estimate, judgment is required as to the number of units that may be returned as a result of the recall, the total cost of the recall campaign and the ultimate negotiated sharing of the cost between the Company, the customer and, in some cases, a supplier to the Company.

Employee future benefit plans

Employee future benefit plans

The cost of providing benefits through defined benefit pensions, lump sum termination and long service payment arrangements, and post-retirement benefits other than pensions is actuarially determined and recognized in income using the projected benefit method pro-rated on service and management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, with respect to medical benefits, expected health care costs. Differences arising from plan amendments, changes in assumptions and experience gains and losses that are greater than 10% of the greater of the accrued benefit obligation at the beginning of the year and the fair value, or market related value, of plan assets at the beginning of the year, are recognized in income over the expected average remaining service life of employees. Gains related to plan curtailments are recognized when the event giving rise to the curtailment has occurred. Plan assets are valued at fair value. The cost of providing benefits through defined contribution pension plans is charged to income in the period in respect of which contributions become payable.

The aggregated underfunded plans are recognized as either a current liability or a non-current liability. The current liability is the amount by which the actuarial present value of benefits included in the benefit obligation in the next 12 months exceeds the fair value of the plan assets, determined on a plan-by-plan basis.

Asset retirement obligation

Asset retirement obligation

The Company recognizes its obligation to restore leased premises at the end of the lease by recording at lease inception the estimated fair value of this obligation as other long-term liabilities with a corresponding amount recognized as fixed assets. The fixed asset amount is amortized over the period from lease inception to the time the Company expects to vacate the premises, resulting in both depreciation and interest charges. The estimated fair value of the obligation is assessed for changes in the expected timing and extent of expenditures with changes related to the time value of money recorded as interest expense.

Revenue recognition

Revenue recognition

Revenue from the sale of manufactured products is recognized when the price is fixed or determinable, collectability is reasonably assured and upon shipment to [or receipt by customers, depending on contractual terms], and acceptance by, customers.

For revenue arrangements entered into prior to January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the subsequent parts production or vehicle assembly. For revenue arrangements entered into or materially modified on or after January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis. Revenues from significant engineering services and tooling contracts that qualify as separate revenue elements are recognized on a percentage-of-completion basis. Percentage-of-completion is generally determined based on the proportion of accumulated expenditures to date as compared to total anticipated expenditures.

Revenue and cost of goods sold, including amounts from engineering and tooling contracts, are presented on a gross basis in the consolidated statements of income (loss) and comprehensive income (loss) when the Company is acting as principal and is subject to significant risks and rewards in connection with the process of bringing the product to its final state and in the post-sale dealings with its customers. Otherwise, components of revenues and related costs are presented on a net basis. With respect to vehicle assembly sales, where Magna is acting as principal with respect to purchased components and systems, the selling price to the customer includes the costs of such inputs. These programs are accounted for on a full-cost basis under which sales and cost of goods sold include these input costs. Where third-party components and systems are held on consignment by the Company, the selling price to the customer reflects a value-added assembly fee only and, accordingly, the costs of such consignment inputs are not included in sales and cost of goods sold.

Government financing

Government financing

The Company makes periodic applications for financial assistance under available government assistance programs in the various jurisdictions that the Company operates. Grants relating to capital expenditures are reflected as a reduction of the cost of the related assets. Grants relating to current operating expenditures are generally recorded as a reduction of the related expense at the time the eligible expenses are incurred. The Company also receives tax credits and tax super allowances, the benefits of which are recorded as a reduction of income tax expense. In addition, the Company receives loans which are recorded as liabilities in amounts equal to the cash received.

Income taxes

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Under the liability method of tax allocation, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

No deferred tax liability is recorded for taxes on undistributed earnings and translation adjustments of foreign subsidiaries. These items are either considered to be reinvested for the foreseeable future or if they are available for repatriation, are not subject to further tax on remittance in the current circumstances. Taxes will be recorded on such foreign undistributed earnings and translation adjustments when it becomes apparent that such earnings will be distributed in the foreseeable future and the Company will incur further significant tax on remittance.

Recognition of uncertain tax positions is dependent on whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Stock-based compensation

Stock-based compensation

Compensation expense is recognized for stock options based upon the fair value of the options at the grant or modification date. The fair value of the options is recognized over the vesting period of the options as compensation expense in selling, general and administrative expense with a corresponding increase to contributed surplus.

The fair value of stock options is estimated at the grant or modification date using the Black-Scholes option pricing model. This model requires the input of a number of assumptions, including expected dividend yields, expected stock price volatility, expected time until exercise and risk-free interest rates. Although the assumptions used reflect management’s best estimates, they involve inherent uncertainties based on market conditions generally outside the Company’s control. If other assumptions are used, stock-based compensation expense could be significantly impacted.

As stock options are exercised, the proceeds received on exercise, in addition to the portion of the contributed surplus balance related to those stock options, is credited to Common Shares and contributed surplus is reduced accordingly.

The Company’s restricted stock plans and restricted share unit plans are measured at fair value at the date of grant or modification and amortized to compensation expense from the effective date of the grant to the final vesting date in selling, general and administrative expense with a corresponding increase to contributed surplus. As restricted stock or restricted share units are released under the plans, the portion of the contributed surplus balance relating to the restricted stock or restricted share units is credited to Common Shares and released from contributed surplus.

Comprehensive income

Comprehensive income

Other comprehensive income (loss) includes unrealized gains and losses on translation of the Company’s net investment in self-sustaining foreign operations, the change in fair value of available-for-sale investments net of taxes, change in unamortized actuarial amounts, net of taxes and to the extent that cash flow hedges are effective, the change in their fair value, net of income taxes.

Accumulated other comprehensive income is a separate component of shareholders’ equity which includes the accumulated balances of all components of other comprehensive income (loss) which are recognized in comprehensive income (loss) but excluded from net income (loss).

Earnings (loss) per Common Share or Class B Share

Earnings (loss) per Common Share or Class B Share

Basic earnings (loss) per Common Share or Class B Share are calculated on net income (loss) attributable to Magna International Inc. using the weighted average number of Common Shares and Class B Shares outstanding during the year.

Diluted earnings (loss) per Common Share or Class B Share are calculated on the weighted average number of Common Shares and Class B Shares outstanding, including an adjustment for stock options outstanding using the treasury stock method.

Common Shares that have not been released under the Company’s restricted stock plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings (loss) per share but have been included in the calculation of diluted earnings (loss) per share.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Expense, Net [Abstract]
Other Expense, Net

	2011	2010	2009

North America [a]
Settlement agreement	$11	$—	$—
Impairment of long-lived assets	7	7	13
Insurance proceeds	(15)	—	—
Restructuring charges	—	32	6
Impairment of goodwill	—	—	100
Curtailment gain [note 16]	—	—	(26)

	3	39	93

Europe [b]
Loss on disposal of facility	129	—	8
Impairment of long-lived assets	14	16	70
Customer bankruptcy	11	—	—
Restructuring charges	—	—	20

	154	16	98

Rest of World [c]
Gain on disposal of facility	—	(14)	—

Corporate [d]
Write down of real estate	9	—	—
Gain on sale of investment	(10)	—	—
Gain on deconsolidation of E-Car	—	(16)	—

	(1)	(16)	—

	$156	$25	$191

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (loss) Per Share [Abstract]
Computation of Earnings (loss) per share

	2011	2010	2009

Basic earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6

Basic earnings (loss) per Common or Class B Share	$4.26	$4.36	$(2.03)

Diluted earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6
Adjustments
Stock options and restricted stock [a]	3.5	3.0	—

	242.8	233.0	223.6

Diluted earnings (loss) per Common or Class B Share	$4.20	$4.30	$(2.03)

Details of Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2011
Consolidated Statement of Cash Flows [Abstract]
Components of Cash and cash equivalents

	2011	2010

Bank term deposits, bankers’ acceptances and government paper	$968	$1,565
Cash	357	316

	$1,325	$1,881

Details of Items not involving current cash flows

	2011	2010	2009

Depreciation and amortization	$686	$656	$725
Other non-cash charges	230	129	145
Amortization of other assets included in cost of goods sold	80	67	74
Long-lived asset impairments [note 4]	21	23	183
Amortization of employee wage buydown	6	19	27
Fair value gain on deconsolidation [note 3, 4]	—	(16)	—
Curtailment gain [note 4, 16]	—	—	(26)
Deferred income taxes [note 12]	(76)	(26)	19
Equity income	(121)	(132)	(112)

	$826	$720	$1,035

Changes in non-cash operating assets and liabilities

	2011	2010	2009

Accounts receivable	$(909)	$(589)	$(38)
Inventories	(282)	(164)	14
Income taxes (payable) receivable	(29)	212	134
Prepaid expenses and other	(49)	(9)	6
Accounts payable	475	550	226
Accrued salaries and wages	80	93	(273)
Other accrued liabilities	87	65	(118)
Deferred revenue	(4)	(3)	(14)

	$(631)	$155	$(63)

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

	2011	2010

Raw materials and supplies	$800	$724
Work-in-process	229	202
Finished goods	253	226
Tooling and engineering	763	670

	$2,045	$1,822

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Company's investment in ABCP

	2011	2010	2009

Balance, beginning of year	$84	$85	$65
Valuation adjustment [i]	—	—	9
Cash receipts	—	(5)	—
Foreign exchange and other	(2)	4	11

	$82	$84	$85

[i]

The carrying value of this investment was based on a valuation technique estimating the fair value from the perspective of a market participant. For the year ended December 31, 2009, the Company recorded a $9 million increase in the carrying value of its investment in ABCP in selling, general and administrative expense, due to a reduction of the spread between the anticipated return on the restructured notes and current market indices.

Company's combined proportionate share of the major components of the financial statements

		2011	2010

Current assets		$383	$420

Long-term assets		$158	$155

Current liabilities		$190	$164

Long-term liabilities		$43	$57

Statements of Income
	2011	2010	2009

Sales	$881	$698	$578
Cost of goods sold, expenses and income taxes	805	580	473

Net income	$76	$118	$105

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Components of Fixed assets

	2011	2010

Cost
Land	$199	$192
Buildings	1,195	1,122
Machinery and equipment	9,475	8,852

	10,869	10,166
Accumulated depreciation
Buildings	(453)	(414)
Machinery and equipment	(6,180)	(6,010)

	$4,236	$3,742

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill by segment

	North America	Europe	Rest of World	Total

Balance, December 31, 2009	$639	$421	$78	$1,138
Acquisitions [note 7]	—	1	67	68
Disposals	(8)	—	(5)	(13)
Foreign exchange and other	20	(20)	1	1

Balance, December 31, 2010	651	402	141	1,194
Acquisitions [note 7]	2	2	25	29
Foreign exchange and other	(9)	(12)	(6)	(27)

Balance, December 31, 2011	$644	$392	$160	$1,196

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of income tax rate

	2011	2010	2009

Canadian statutory income tax rate (recovery)	28.3%	31.0%	(33.0)%
Manufacturing and processing profits deduction	(0.8)	(0.6)	(0.2)
Foreign rate differentials	(0.1)	(4.2)	(5.8)
Losses not benefited	9.5	3.3	28.3
Utilization of losses previously not benefited	(10.2)	(9.4)	(0.7)
Earnings of equity accounted investees	(1.6)	(2.2)	(3.0)
Goodwill impairment	—	—	7.3
Valuation allowance on deferred tax assets [i]	(6.5)	(0.3)	—
Other	(2.0)	(1.4)	2.1

Effective income tax rate	16.6%	16.2%	(5.0)%

[i]

Accounting standards require that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a “more-likely-than-not” standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecast of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

The Company had valuation allowances against all of its deferred tax assets in the United States. The valuation allowances were required based on historical losses and uncertainty as to the timing of when the Company would be able to generate the necessary level of earnings to recover these deferred tax assets. Over the past two years, the Company’s United States operations have delivered sustained profits. Based on financial forecasts and the anticipated growth for the U.S. market, the Company released $78 million of the U.S. valuation allowances in the fourth quarter of 2011. As at December 31, 2011, the Company has remaining U.S. valuation allowances of $80 million, which relate to deferred tax assets with restrictions on their usability.

Details of income (loss) before income taxes by jurisdiction

	2011	2010	2009

Canadian	$710	$497	$33
Foreign	507	700	(510)

	$1,217	$1,197	$(477)

Details of the income tax provision (recovery)

	2011	2010	2009

Current
Canadian	$115	$73	$(61)
Foreign	163	138	49

	278	211	(12)

Deferred
Canadian	7	11	27
Foreign	(83)	(28)	(39)

	(76)	(17)	(12)

	$202	$194	$(24)

Summary of deferred income taxes provided on temporary differences

	2011	2010	2009

Tax depreciation greater (less) than book depreciation	$51	$(13)	$(7)
Book amortization in excess of tax amortization	—	(20)	(9)
Liabilities currently (not deductible) deductible for tax	(28)	(27)	14
Net tax losses (benefited) utilized	(37)	48	(23)
Change in valuation allowance on deferred tax assets	(78)	(3)	—
Other	16	(2)	13

	$(76)	$(17)	$(12)

Summary of deferred tax assets and liabilities

	2011	2010

Assets
Tax benefit of loss carryforwards	$527	$486
Liabilities currently not deductible for tax	184	163
Tax credit carryforwards	73	72
Unrealized loss on cash flow hedges and retirement liabilities	51	9
Other	35	40

	870	770
Valuation allowance against tax benefit of loss carryforwards	(454)	(444)
Other valuation allowance	(103)	(178)
	313	148

Liabilities
Tax depreciation in excess of book depreciation	135	84
Other assets book value in excess of tax value	20	22
Unrealized gain on cash flow hedges and retirement liabilities	8	28

	163	134

Net deferred tax assets	$150	$14

Net deferred tax assets are presented on the Balance Sheet

	2011	2010

Current deferred tax assets	$206	$77
Current deferred tax liabilities	(44)	(31)
Long-term deferred tax assets	69	60
Long-term deferred tax liabilities	(81)	(92)

	$150	$14

Summary of the changes in gross unrecognized tax benefits
	0000000	0000000
	2011	2010

Balance, beginning of year	$257	$243
Additions based on tax positions related to current year	14	11
Additions based on tax positions of prior years	13	19
Settlements	(12)	(19)
Statute expirations	(16)	(1)
Foreign currency translation	(4)	4

	$252	$257

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Summary of other assets
	0000000	0000000
	2011	2010

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$301	$309
Long-term receivables [note 21]	176	129
Patents and licenses, net	30	33
Unrealized gain on cash flow hedges [note 21]	15	40
Other, net [note 7]	72	107

	$594	$618

Warranty (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies/Warranty [Abstract]
Schedule of company's warranty accruals
	0000000	0000000	0000000
	2011	2010	2009

Balance, beginning of year	$68	$75	$75
Expense, net	46	32	31
Settlements	(38)	(37)	(35)
Foreign exchange and other	—	(2)	4

	$76	$68	$75

Debt and Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Debt and Commitments [Abstract]
Schedule of Company's long -term debt
	0000001	0000001
	2011	2010

Bank term debt at a weighted average interest rate of approximately 9.8% [2010 - 16.2%], denominated primarily in Brazilian real and Chinese renminbi	$11	$6
Government loans at a weighted average interest rate of approximately 5.8% [2010 - 2.0%], denominated primarily in euros and Brazilian real	18	14
Other	42	46

	71	66
Less due within one year	25	19

	$46	$47

Schedule of future principal repayments of long-term debt
0000000

2012	$25
2013	14
2014	9
2015	4
2016	3
Thereafter	16

$71

Interest (income) expense, net
	111111	111111	111111
	2011	2010	2009

Interest expense
Current	$16	$9	$10
Long-term	3	2	16

	19	11	26
Interest income	(25)	(22)	(19)

Interest (income) expense, net	$(6)	$(11)	$7

Company's commitments under operating leases and requiring annual rental payments
0000000
Total

2012	$281
2013	262
2014	238
2015	219
2016	202
Thereafter	406

$1,608

Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule of Company's defined benefit pension plan
	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$352	$330	$274
Current service cost	11	11	9
Interest cost	19	18	16
Actuarial losses (gains) and changes in actuarial assumptions	42	(5)	32
Benefits paid	(14)	(17)	(14)
Special termination benefit	1	8	—
Acquisition	—	5	—
Divestitures	(3)	—	—
Currency translation	(5)	2	13

End of year	403	352	330

Plan assets at fair value
Beginning of year	253	218	176
Return on plan assets	—	25	37
Employer contributions	24	21	13
Benefits paid	(14)	(15)	(13)
Settlement	—	—	(5)
Currency translation	(4)	4	10

End of year	259	253	218

Ending funded status	$144	$99	$112

Amounts recorded in the consolidated balance sheet
Non-current asset	$(1)	$—	$—
Current liability	2	2	2
Non-current liability	143	97	110

Net amount	$144	$99	$112

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(101)	$(42)	$(57)

	000000	000000	000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$11	$11	$9
Interest cost	19	18	16
Return on plan assets	(19)	(17)	(14)
Actuarial losses	1	2	2
Special termination benefit	1	8	—

Net periodic benefit cost	$13	$22	$13

Long-term employee benefit liabilities
	0000000	0000000	0000000
	2011	2010	2009

Defined benefit pension plans and other [a]	$143	$97	$110
Termination and long service arrangements [b]	229	212	184
Retirement medical benefits plans [c]	37	34	34
Other long-term employee benefits	10	13	11

Long-term employee benefit obligations	$419	$356	$339

Future benefit payments
	00000000	00000000	00000000	00000000
	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2012	$17	$8	$2	$27

Expected benefit payments:
2012	$16	$8	$2	$26
2013	14	8	2	24
2014	14	10	3	27
2015	14	11	3	28
2016	14	12	3	29
Thereafter	81	88	12	181

	$153	$137	$25	$315

Asset allocation of the defined benefit pension plans

	2012	2011	2010

Equity securities	55-75%	60%	50%
Fixed income securities	25-45%	39%	21%
Cash and cash equivalents	0-15%	1%	29%

	100%	100%	100%

Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of weighted average significant actuarial assumptions adopted in measuring the Company's obligations and costs
	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Discount rate	4.7%	5.5%	5.8%
Rate of compensation increase	2.8%	2.6%	3.6%

Net periodic benefit cost
Discount rate	5.2%	5.9%	6.3%
Rate of compensation increase	2.7%	3.5%	3.6%
Expected return on plan assets	7.1%	7.7%	7.4%

Termination and long service arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of weighted average significant actuarial assumptions adopted in measuring the Company's obligations and costs
	000000	000000	000000
	2011	2010	2009

Discount rate	5.4%	4.9%	6.2%
Rate of compensation increase	4.0%	3.9%	4.1%

Schedule of Company's defined benefit pension plan
	000000	000000	000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$220	$190	$188
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses (gains) and changes in actuarial assumptions	14	33	(4)
Benefits paid	(11)	(12)	(25)
Divestitures	—	(3)	—
Currency translation	(10)	(12)	6

Ending funded status	$237	$220	$190

Amounts recorded in the consolidated balance sheet
Current liability	$8	$8	$6
Non-current liability	229	212	184

Net amount	$237	$220	$190

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(45)	$(41)	$(16)

	0000000	0000000	0000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$14	$13	$13
Interest cost	10	11	12
Actuarial losses	6	5	4

Net periodic benefit cost	$30	$29	$29

Retirement medical benefits plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of weighted average significant actuarial assumptions adopted in measuring the Company's obligations and costs
	00000000	00000000	00000000
	2011	2010	2009

Retirement medical benefit obligations	4.2%	5.4%	5.7%
Net periodic benefit cost	5.4%	5.7%	6.0%
Health care cost inflation	9.2%	9.2%	9.3%

Schedule of Company's defined benefit pension plan
	0000000	0000000	0000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$36	$36	$66
Current service cost	—	—	1
Interest cost	2	2	3
Actuarial losses and changes in actuarial assumptions	4	1	3
Benefits paid	(3)	(3)	(3)
Curtailment	—	—	(36)
Currency translation	—	—	2

Ending funded status	$39	$36	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	37	34	34

Net amount	$39	$36	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$4	$3
Unrecognized actuarial gains	12	18	20

Total accumulated other comprehensive income	$15	$22	$23

	000000011	000000011	000000011	000000011
		2011	2010	2009

Net periodic benefit cost
Current service cost		$ —	$ —	$ 1
Interest cost		2	2	3
Actuarial (gains) losses		(1)	(1)	2
Past service cost amortization		(1)	—	—
Curtailment gain [note 4]		—	—	(26)

Net periodic benefit cost		$ —	$ 1	$ (20)

Other Long -Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Particulars of Other long-term liabilities

	2011	2010

Long-term portion of income taxes payable	$119	$116
Long-term portion of fair value of hedges [note 21]	41	18
Asset retirement obligation	36	36
Deferred revenue	11	15

	$207	$185

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Schedule of options outstanding

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2008	5,492,290	Cdn$	41.01	5,448,290
Granted	2,150,000		16.55	—
Exercised [i]	(93,578)		31.51	(93,578)
Cancelled [i]	(398,168)		32.36	(378,168)
Vested	—		—	12,000

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [ii]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised	(2,737,253)		33.28	(2,737,253)
Cancelled [iii]	(1,585,830)		47.64	(1,474,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,819,367		31.48	2,018,700

The total intrinsic value of options exercised during 2011 was $19 million [2010 - $14 million; 2009 - $nil].

[i]

On August 12, 2009, following approval by the Company’s Corporate Governance and Compensation Committee and in accordance with the Amended and Restated Incentive Stock Option Plan, the Company granted stock appreciation rights [“SARs”] to certain executives in respect of 383,400 previously granted and unexercised stock options.

On August 14, 2009, 332,822 SARs were exercised and an equal number of previously granted and unexercised stock options were surrendered and cancelled. On exercise of the SARs, the executives received, in aggregate, cash of $1 million, representing an amount equal to the difference between the aggregate fair market value of the shares covered by the surrendered options and the aggregate exercise price of such surrendered options. Fair market value was determined based on the weighted average closing price of the Company’s Common Shares on the New York Stock Exchange [“NYSE”] for the five consecutive trading days ending on the trading day immediately prior to the date of exercise.

In addition, during the third quarter of 2009, 50,578 SARs were cancelled upon exercise of the corresponding number of options.

[ii]

On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[iii]

On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the Toronto Stock Exchange [“TSX”] on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $4 million, $7 million was charged to contributed surplus and $14 million was charged to retained earnings.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the TSX on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $2 million, $1 million was charged to contributed surplus and $2 million was charged to retained earnings.

Summary of characteristics of options outstanding
	4,016,666	4,016,666	4,016,666	4,016,666
	Options outstanding
	Number of options	Remaining contractual life [years]	Number of options exercisable

$15 to $20	1,317,203	4.2	600,536
$20 to $25	—	—	—
$25 to $30	4,016,666	5.2	716,666
$30 to $35	35,870	0.6	35,870
$35 to $40	71,320	4.9	71,320
$40 to $45	160,342	1.1	160,342
$45 to $50	10,000	2.0	10,000
$50 to $55	1,176,000	6.0	392,000
Over $55	31,966	0.5	31,966

	6,819,367		2,018,700

Weighted average exercise price	Cdn$ 31.48		Cdn$ 31.74

Weighted average life remaining [years]	4.96		4.52

Aggregate intrinsic value at December 31, 2011	$ 17		$ 4

Fair value of stock options granted and the compensation expenses
	00000000	00000000	00000000
	2011	2010	2009

Risk-free interest rate	—	2.26%	1.66%
Expected dividend yield	—	2.00%	2.05%
Expected volatility	—	35%	31%
Expected time until exercise	—	4 years	4 years

Weighted average fair value of options granted or modified in year (Cdn$)	$—	$10.00	$3.60

Compensation expense recorded in selling, general and administrative expense [iv]	$21	$43	$4

[iv]

During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which has been reversed.

Schedule of company's long-term retention program

	2011	2010	2009

Common Shares awarded and not released	1,026,304	1,182,736	1,371,978

Reduction in stated value of Common Shares	$34	$39	$45

Compensation expense recorded in selling, general and administrative expense	$10	$7	$8

Unamortized compensation expense recorded as a reduction of shareholders’ equity	$5	$10	$18

Schedule of restricted stock unit programs outstanding

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2008	109,146	6,033	92,642	207,821
Granted	—	8,500	47,843	56,343
Dividend equivalents	—	74	664	738
Redeemed	(109,146)	(2,507)	—	(111,653)

Outstanding at December 31, 2009	—	12,100	141,149	153,249
Granted	20,940	26,000	31,983	78,923
Dividend equivalents	—	383	1,619	2,002
Redeemed	—	(3,636)	—	(3,636)

Outstanding at December 31, 2010	20,940	34,847	174,751	230,538
Granted	196,397	3,150	25,693	225,240
Dividend equivalents	—	948	4,621	5,569
Redeemed	—	(10,180)	—	(10,180)

Outstanding at December 31, 2011	217,337	28,765	205,065	451,167

Common Shares (Tables)	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
Maximum number of shares outstanding exercised or converted

Common Shares	233,413,826
Stock options [note 18]	6,523,333

239,937,159

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
Schedule of accumulated comprehensive income
	11111110	11111110	11111110
	2011	2010	2009

Accumulated net unrealized gains on translation of net investment in foreign operations
Balance, beginning of year	$759	$742	$343
Net unrealized (losses) gains	(171)	20	399
Repurchase of shares under normal course issuer bid [note 19]	(41)	(3)	—

Balance, end of year	547	759	742

Accumulated net unrealized gains (losses) on cash flow hedges [a]
Balance, beginning of year	40	(13)	(113)
Net unrealized (losses) gains	(41)	80	41
Reclassification of net (gains) losses to net income (loss)	(22)	(27)	59

Balance, end of year	(23)	40	(13)

Accumulated net unrealized gains on available-for-sale investments
Balance, beginning of year	11	—	—
Net unrealized (losses) gains	(6)	11	—

Balance, end of year	5	11	—

Accumulated net unrealized losses on other long-term liabilities [b]
Balance, beginning of year	(58)	(44)	(59)
Net unrealized (losses) gains	(49)	(14)	15

Balance, end of year	(107)	(58)	(44)

Total accumulated other comprehensive income [c]	$422	$752	$685

Summary of amount of income tax benefit (obligation)
	00000000	00000000	00000000
	2011	2010	2009

Balance, beginning of year	$ (15)	$ 2	$ 48
Net unrealized losses (gains)	18	(22)	(26)
Reclassification of net gains (losses) to net income (loss)	9	5	(20)

Balance, end of year	$ 12	$ (15)	$ 2

Income tax benefit in the accumulated net unrealized gain (loss) on other long-term liabilities
	00000000	00000000	00000000
	2011	2010	2009

Balance, beginning of year	$1	$6	$2
Net unrealized losses (gains)	23	(5)	4

Balance, end of year	$24	$1	$6

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies

		For Canadian dollars					For U.S. dollars
Buy (Sell)		U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate		Peso amount	Weighted average rate

2012		173	1.0239	31	1.3648		2,586	0.0739
2012		(539)	1.0295	(15)	1.3690		(48)	0.0716
2013		72	1.0331	11	1.3884		2,111	0.0730
2013		(179)	1.0479	—	—		—	—
2014		14	1.0698	4	1.3946		1,164	0.0675
2014		(48)	1.0312	—	—		—	—

		(507)		31			5,813

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech Koruna amount	Weighted average rate	Polish Zlotys amount	Weighted average rate

2012	33	0.7204	67	1.1878	2,258	0.0391	106	0.2379
2012	(76)	0.7555	(3)	1.1089	(43)	0.0409	(25)	0.2314
2013	17	0.7188	39	1.1707	1,672	0.0401	77	0.2336
2013	(42)	0.7509	(1)	1.1447	(11)	0.0401	—	—
2014	15	0.7411	27	1.1312	760	0.0402	35	0.2252
2014	(8)	0.7390	—	—	—	—	—	—
2015	—	—	8	1.1737	—	—	—	—

	(61)		137		4,636		193

Schedule of Company's financial assets and Liabilities

	2011	2010

Held-for-trading
Cash and cash equivalents	$1,325	$1,881
Investment in ABCP [note 9]	82	84

	$1,407	$1,965

Held-to-maturity investments
Severance investments	$5	$5

Available-for-sale investments
Equity investments	$12	$19

Loans and receivables
Accounts receivable	$4,398	$3,543
Long-term receivables included in other assets [note 13]	176	129

	$4,574	$3,672

Other financial liabilities
Bank indebtedness	$162	$20
Long-term debt (including portion due within one year)	71	66
Accounts payable	3,961	3,496

	$4,194	$3,582

	2011	2010

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$21	$58
Other assets	15	40
Other accrued liabilities	(31)	(17)
Other long-term liabilities	(38)	(13)

	(33)	68
Natural gas contracts
Other accrued liabilities	(6)	(6)
Other long-term liabilities	(3)	(5)

	(9)	(11)

	$(42)	$57

Segmented Information (Tables)	12 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
Schedule of information with respect to segment

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$ 358	$1,373	$644	558	1,867

Europe
Euroland [i]	10,122	9,956				292	1,012
Great Britain	913	909				7	53
Other European countries	1,707	1,564				124	537
Eliminations	(186)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [ii], [iii]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$ 686	$ 1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Euroland [i]	8,338	8,185				177	970
Great Britain	813	813				5	58
Other European countries	1,271	1,170				131	490
Eliminations	(133)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [ii], [iii]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

	2009
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$3,299	$3,000				$62	$644
United States	4,008	3,762				71	709
Mexico	1,240	1,150				60	363
Eliminations	(550)	—				—	—

North America	7,997	7,912	$410	$25	$639	193	1,716

Europe
Euroland [i]	6,810	6,675				186	1,041
Great Britain	748	748				4	67
Other European countries	1,047	927				103	379
Eliminations	(160)	—				—	—

Europe	8,445	8,350	274	(273)	421	293	1,487

Rest of World	650	600	21	40	78	23	150
Corporate and Other [ii], [iii]	(216)	14	20	(71)	—	107	388

Total reportable segments	16,876	16,876	725	(279)	1,138	616	3,741
Other expense, net				(191)
Interest expense, net				(7)

	$16,876	$16,876	$725	$(477)	$1,138	$616	3,741
Current assets							6,085
Investments, goodwill deferred tax assets and other assets							2,312

Consolidated total assets							$12,138

[i]	For purposes of segmentation, Euroland has been defined as those European countries that have adopted the euro as their common currency.

[ii]	Included in Corporate and Other EBIT are intercompany fees charged to the automotive segments.

[iii]

Corporate and Other includes equity loss of $66 million [2010 - $30 million, 2009 - $nil] related to the Company’s proportionate share of the net loss in E-Car. For the year ended December 31, 2010, Corporate and Other also includes sales of $8 million and an Adjusted EBIT loss of $50 million related to E-Car prior to the deconsolidation of E-Car under the Arrangement [note 3].

Schedule of aggregates external revenues by customer

	2011	2010	2009

General Motors	$6,202	$4,731	$3,141
BMW	4,191	3,090	2,850
Fiat / Chrysler Group	3,864	3,102	1,817
Ford Motor Company	3,549	3,371	2,525
Volkswagen	3,187	2,567	2,001
Daimler AG	2,793	2,354	1,757
Other	4,962	4,250	2,785

	$28,748	$23,465	$16,876

Summary of external revenues by automotive products and services

	2011	2010	2009

Exterior and interior systems	$11,020	$8,637	$5,927
Body systems and chassis systems	6,056	4,801	3,374
Powertrain systems	3,667	3,064	2,114
Complete vehicle assembly	2,690	2,163	1,764
Vision and electronic systems	2,066	1,756	1,315
Tooling, engineering and other	2,065	2,005	1,625
Closure systems	1,184	1,039	757

	$28,748	$23,465	$16,876

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of definite-lived intangible assets	5
Changes in assumptions and experience gains and losses	greater than 10%
Period of benefit obligation in current liabilities	next 12 months
Short term investments maturity period	less than three months
Short term investments maturity period maximum	3 months
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	2.50%
General purpose equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	10.00%
General purpose equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Special purpose equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	33.00%
Special purpose equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	10.00%

Plan of Arrangement (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Cash paid		$ 407	$ 23
Plan of Arrangement (Textual) [Abstract]
Cost for plan of arrangement	10
Cash investment by Magna in Vehicle Electrification Partnership	145
Gain on disposal of investment income	16	(121)	(132)	(112)
Class A Subordinate Voting Share Issuance [Member]
Class of Stock [Line Items]
Issuance of Class A Subordinate Voting Shares	18
Class B Share Repurchase [Member]
Class of Stock [Line Items]
Number of shares repurchased	1.5
Cash paid	300
Stronach Group Investment in E-Car [Member]
Class of Stock [Line Items]
Investment by Stronach group	$ 80
Equity ownership and voting interest	27.00%
Magna International Inc [Member]
Class of Stock [Line Items]
Magna equity interest in the partnership	73.00%
Stronach Group [Member]
Class of Stock [Line Items]
Equity ownership and voting interest	7.40%

Other Expense Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended					12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 North America [Member]	Sep. 30, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2009 North America [Member]	Jun. 30, 2009 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2009 North America [Member]	Dec. 31, 2011 Europe [Member]	Sep. 30, 2011 Europe [Member]	Dec. 31, 2009 Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Dec. 31, 2009 Europe [Member]	Mar. 31, 2010 Rest of World [Member]	Dec. 31, 2010 Rest of World [Member]	Aug. 31, 2010 Corporate [Member]	Jun. 30, 2011 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]
Component of Operating Other Cost and Expense [Line Items]
Settlement agreement					$ 11				$ 11
Long - lived asset impairment charges				7		7	13		7	7	13	14			14	16	70
Insurance proceeds									(15)
Restructuring charges										32	6						20
Impairment of goodwill							25	75			100
Curtailment gain			26					(26)			(26)
Loss on disposal of facility													129	(8)	129		8	14	(14)
Customer bankruptcy												11			11
Write down of real estate																						9
Gain on sale of investment																					10	(10)
Gain on deconsolidation of E-Car		16																		(16)			(16)
Total	(21)	(23)	(183)						3	39	93				154	16	98					(1)	(16)
Other expense, net	$ 156	$ 25	$ 191

Other Expense Net (Details Textual) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2009 North America [Member] USD ($)	Jun. 30, 2009 North America [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2009 North America [Member] USD ($)	Jun. 30, 2009 North America [Member] Facility Closing [Member] USD ($)	Dec. 31, 2010 North America [Member] Facility Closing [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Sep. 30, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Dec. 31, 2009 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Dec. 31, 2009 Europe [Member] USD ($)	Dec. 31, 2009 Europe [Member] Facility Closing [Member] USD ($)	Mar. 31, 2010 Rest of World [Member] USD ($)	Dec. 31, 2010 Rest of World [Member] USD ($)	Aug. 31, 2010 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] CAD	Mar. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2010 Corporate [Member] USD ($)
Other Expense Net (Textual) [Abstract]
Long - lived asset impairment charges			$ 7	$ 7	$ 13		$ 7	$ 7	$ 13			$ 14				$ 14	$ 16	$ 70
Long lived asset impairment charges after tax			7	5	11							13						70
Insurance proceeds			15
Restructuring charges								32	6									20
Restructuring and rationalization costs in cost of goods sold										6	32								20
Restructuring and rationalization costs in cost of goods sold after tax										6	27								20
Restructuring charges to be paid				13		3		13
Impairment of goodwill					25	75			100
Curtailment gain [note 4, 16]		(26)				26			26
Loss on Disposal													129		(8)	129		8		14	(14)
Company agreed to fund the buyer against the Losses on disposal																109
Customer costs reimburse													20
Long lived asset impairment charges related to an interior systems facility														16
Long lived asset impairment charges related to an interiors systems facility after tax														16
Long lived asset impairment charges related to its CTS and exterior systems operations																		70
Long lived asset impairment charges related to its CTS and exterior systems operations after tax																		70
Long lived asset impairment charges related to fixed and intangible assets																		59
Long lived asset impairment charges related to fixed and intangible assets after tax																		59
Impairment charges for assets																		11							9
Asset Impairment charge related to specific under - utilized assets after tax																		11
Charge related to the insolvency												11				11
Proceeds from sale of interest in intangible assets																				30
Carrying value of property																									52
Proceeds from Sale of Other Productive Assets																									13
Proceeds from sale of interest in entity affiliated to Company's former Co-Chief Executive Officer																									18
Payments to purchase corporate property																									12
Percentage of excess interest in corporate property																									50.00%
Percentage of interest in entity affiliated to Company's former Co-Chief Executive Officer																									50.00%
Percentage of non-controlling interest in an equity accounted investment																							40.00%	40.00%
Proceeds from sale of equity method investments																							151	147
Gain on sale of investment																							10			(10)
Repurchase of Class B shares [note 3]	(976)
Company showed a reduction of cash	91																					91
Gain Recognized in Income	$ (16)																					$ 16					$ 16

Earnings (Loss) Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic earnings (loss) per Common or Class B Share:
Net income (loss) attributable to Magna International Inc.	$ 1,018	$ 1,003	$ (453)
Average number of Common and Class B Shares outstanding during the year	239.3	230	223.6
Basic earnings (loss) per Common or Class B Share	$ 4.26	$ 4.36	$ (2.03)
Diluted earnings (loss) per Common or Class B Share:
Net income (loss) attributable to Magna International Inc.	$ 1,018	$ 1,003	$ (453)
Average number of Common and Class B Shares outstanding during the year	239.3	230	223.6
Adjustments
Stock options and restricted stock	3.5	3
Diluted	242.8	233	223.6
Diluted earnings (loss) per Common or Class B Share	$ 4.2	$ 4.3	$ (2.03)

Earnings (Loss) Per Share (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings (Loss) Per Share (Textual) [Abstract]
Common or Class B share exclude issuable of common shares	2.1	3.9	5.2

Details of Consolidated Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of cash and cash equivalents
Bank term deposits, bankers acceptances and government paper	$ 968	$ 1,565
Cash	357	316
Cash and cash equivalents	$ 1,325	$ 1,881	$ 1,270	$ 2,687

Details of Consolidated Statements of Cash Flows (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of Items not involving current cash flows
Depreciation and amortization	$ 686	$ 656	$ 725
Other non-cash charges	230	129	145
Amortization of other assets included in cost of goods sold	80	67	74
Long-lived asset impairments [note 4]	21	23	183
Amortization of employee wage buydown	6	19	27
Fair value gain on deconsolidation [note 3, 4]		(16)
Curtailment gain [note 4, 16]			(26)
Deferred income taxes [note 12]	(76)	(26)	19
Equity income	(121)	(132)	(112)
Items not involving current cash flows	$ 826	$ 720	$ 1,035

Details of Consolidated Statements of Cash Flows (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in non-cash operating assets and liabilities
Accounts receivable	$ (909)	$ (589)	$ (38)
Inventories	(282)	(164)	14
Income taxes (payable) receivable	(29)	212	134
Prepaid expenses and other	(49)	(9)	6
Accounts payable	475	550	226
Accrued salaries and wages	80	93	(273)
Other accrued liabilities	87	65	(118)
Deferred revenue	(4)	(3)	(14)
Changes in non-cash operating assets and liabilities	$ (631)	$ 155	$ (63)

Business Acquisitions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Entity	Dec. 31, 2010 Entity	May 31, 2011	Dec. 31, 2009
Business Acquisitions (Textual) [Abstract]
Number of manufacturing facilities in Brazil	4
Number of production facilities in Argentina	0	3
Percentage of interest on acquired company			51.00%
Total consideration for the acquisitions	$ 157,000,000	$ 120,000,000		$ 136,000,000
Consideration paid in cash	120,000,000	106,000,000		50,000,000
Consideration assumed as debt	37,000,000	14,000,000		86,000,000
Change in noncash working capital	(35,000,000)	(45,000,000)
Increases in fixed assets	95,000,000	69,000,000
Goodwill	29,000,000	68,000,000
Future tax assets	6,000,000	4,000,000
Other assets		40,000,000
Other long-term liabilities	28,000,000	5,000,000
Future tax liabilities		8,000,000
Minority interest	7,000,000	3,000,000
Company's pro forma consolidated sales	29,000,000,000	24,000,000,000
Losses on acquisition	$ 1,000,000,000	$ 1,000,000,000

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials and supplies	$ 800	$ 724
Work-in-process	229	202
Finished goods	253	226
Tooling and engineering	763	670
Inventory, Net, Total	$ 2,045	$ 1,822

Investments (Details) (ABCP [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ABCP [Member]
Company's investment in ABCP
Balance, beginning of year	$ 84	$ 85	$ 65
Valuation adjustment			9
Cash receipts		(5)
Foreign exchange and other	(2)	4	11
Balance, end of year	$ 82	$ 84	$ 85

Investments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheets
Current assets	$ 383	$ 420
Long-term assets	158	155
Current liabilities	190	164
Long-term liabilities	43	57
Statements of Income
Sales	881	698	578
Cost of goods sold, expenses and income taxes	805	580	473
Net income	$ 76	$ 118	$ 105

Investments (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Jan. 16, 2009 CAD
Investments (Textual) [Abstract]
Investments in ABCP				125	127
Restructuring notes in a Master Trust MAV2 - A notes issued under new restructuring plan						102
Restructuring notes in a MAV2- B and C Notes issued under new restructuring plan						9
Tracking notes deemed ineligible for inclusion in the Master Trust						23
Increasing in carrying value of its investment in ABCP in selling, general and administrative expense			9
Sales to equity method investees	$ 76	$ 18	$ 12

Fixed Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Fixed assets
Property plant and equipment gross	$ 10,869	$ 10,166
Property plant and equipment net	4,236	3,742	3,741
Land [Member]
Components of Fixed assets
Property plant and equipment gross	199	192
Buildings [Member]
Components of Fixed assets
Property plant and equipment gross	1,195	1,122
Accumulated depreciation	(453)	(414)
Machinery and Equipment [Member]
Components of Fixed assets
Property plant and equipment gross	9,475	8,852
Accumulated depreciation	$ (6,180)	$ (6,010)

Fixed Assets (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets (Textual) [Abstract]
Construction in progress expenditures	$ 842	$ 411

Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill by segment
Goodwill, Beginning balance	$ 1,194	$ 1,138
Acquisitions	29	68
Disposals		(13)
Foreign exchange and other	(27)	1
Goodwill, Ending balance	1,196	1,194
North America [Member]
Goodwill by segment
Goodwill, Beginning balance	651	639
Acquisitions	2
Disposals		(8)
Foreign exchange and other	(9)	20
Goodwill, Ending balance	644	651
Europe and Other [Member]
Goodwill by segment
Goodwill, Beginning balance	402	421
Acquisitions	2	1
Foreign exchange and other	(12)	(20)
Goodwill, Ending balance	392	402
Rest of World and Other [Member]
Goodwill by segment
Goodwill, Beginning balance	141	78
Acquisitions	25	67
Disposals		(5)
Foreign exchange and other	(6)	1
Goodwill, Ending balance	$ 160	$ 141

Income Taxes (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of income tax rate
Canadian statutory income tax rate (recovery)	28.30%	31.00%	(33.00%)
Manufacturing and processing profits deduction	(0.80%)	(0.60%)	(0.20%)
Foreign rate differentials	(0.10%)	(4.20%)	(5.80%)
Losses not benefited	9.50%	3.30%	28.30%
Utilization of losses previously not benefited	(10.20%)	(9.40%)	(0.70%)
Earnings of equity accounted investees	(1.60%)	(2.20%)	(3.00%)
Goodwill impairment			7.30%
Valuation allowance on deferred tax assets	(6.50%)	(0.30%)
Other	(2.00%)	(1.40%)	2.10%
Effective income tax rate	16.60%	16.20%	(5.00%)

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of income (loss) before income taxes by jurisdiction
Canadian	$ 710	$ 497	$ 33
Foreign	507	700	(510)
Income (loss) before income taxes, Total	$ 1,217	$ 1,197	$ (477)

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Canadian	$ 115	$ 73	$ (61)
Foreign	163	138	49
Current income tax, Total	278	211	(12)
Deferred
Canadian	7	11	27
Foreign	(83)	(28)	(39)
Deferred income tax, Total	(76)	(17)	(12)
Income tax provision, Total	$ 202	$ 194	$ (24)

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of deferred income taxes provided on temporary differences
Tax depreciation greater (less) than book depreciation	$ 51	$ (13)	$ (7)
Book amortization in excess of tax amortization		(20)	(9)
Liabilities currently (not deductible) deductible for tax	(28)	(27)	14
Net tax losses (benefited) utilized	(37)	48	(23)
Change in valuation allowance on deferred tax assets	(78)	(3)
Other	16	(2)	13
Deferred income tax, Total	$ (76)	$ (17)	$ (12)

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Tax benefit of loss carryforwards	$ 527	$ 486
Liabilities currently not deductible for tax	184	163
Tax credits carryforward	73	72
Unrealized loss on cash flow hedges and retirement liabilities	51	9
Other	35	40
Deferred tax assets, Gross, Total	870	770
Valuation allowance against tax benefit of loss carryforwards	(454)	(444)
Other valuation allowance	(103)	(178)
Deferred Tax Assets, Net, Total	313	148
Liabilities
Tax depreciation in excess of book depreciation	135	84
Other assets book value in excess of tax value	20	22
Unrealized gain on cash flow hedges and retirement liabilities	8	28
Deferred tax liabilities, total	163	134
Net deferred tax assets	$ 150	$ 14

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and liabilities net classification
Current deferred tax assets	$ 206	$ 77
Current deferred tax liabilities	(44)	(31)
Long-term deferred tax assets	69	60
Long-term deferred tax liabilities	(81)	(92)
Net deferred tax assets	$ 150	$ 14

Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the changes in gross unrecognized tax benefits
Balance, beginning of year	$ 257	$ 243
Additions based on tax positions related to current year	14	11
Additions based on tax positions of prior years	13	19
Settlements	(12)	(19)
Statute expirations	(16)	(1)
Foreign currency translation	(4)	4
Balance, ending of year	$ 252	$ 257

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Income taxes paid, net	$ 304,000,000	$ (6,000,000)	$ 17,000,000
Income tax loss carryforwards	1,800,000,000
Losses on acquisition	73,000,000
Total losses	1,000,000,000
Expiry date of losses	Between 2012 and 2031
Valuation allowances released	(78,000,000)	(3,000,000)
Remaining valuation allowances	80,000,000
Gross unrecognized tax benefits	252,000,000	257,000,000	243,000,000
Recognized tax benefits	222,000,000	186,000,000
Interest and penalties, on the unrecognized tax benefits	42,000,000	45,000,000
Reserves for interest and penalties	3,000,000
Decrease in gross unrecognized tax benefit	93,000,000
Decrease in recognized tax benefits	$ 84,000,000

Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of other assets
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 301	$ 309
Long-term receivables	176	129
Patents and licenses, net	30	33
Unrealized gain on cash flow hedges [note 21]	15	40
Other, net [note 7]	72	107
Total other assets	$ 594	$ 618

Warranty (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of company's warranty accruals
Balance, beginning of year	$ 68	$ 75	$ 75
Expense, net	46	32	31
Settlements	(38)	(37)	(35)
Foreign exchange and other		(2)	4
Balance, end of year	$ 76	$ 68	$ 75

Debt and Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Company's long -term debt
Total long-term debt	$ 71	$ 66
Less due within one year	25	19
Total long term non current debt	46	47
Bank term debt [Member]
Schedule of Company's long -term debt
Total long-term debt	11	6
Government loans [Member]
Schedule of Company's long -term debt
Total long-term debt	18	14
Other Long Term Debt [Member]
Schedule of Company's long -term debt
Total long-term debt	$ 42	$ 46

Debt and Commitments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of future principal repayments on long term debt
2012	$ 25
2013	14
2014	9
2015	4
2016	3
Thereafter	16
Total long term debt	$ 71	$ 66

Debt and Commitments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest expense
Current	$ 16	$ 9	$ 10
Long-term	3	2	16
Interest Expense, Total	19	11	26
Interest income	(25)	(22)	(19)
Interest (income) expense, net	$ (6)	$ (11)	$ 7

Debt and Commitments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Company's commitments under operating leases requiring annual rental payments
2012	$ 281
2013	262
2014	238
2015	219
2016	202
Thereafter	406
Total	$ 1,608

Debt and Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt and Commitments (Textual) [Abstract]
Borrowings under revolving credit facility	$ 2,250,000,000
Line of credit facility borrowing capacity, replaced	2,000,000,000
Line of credit facility fully transferable amount	100,000,000
Period of Revolving credit facility	4 years
Interest paid in cash	$ 19,000,000	$ 11,000,000	$ 26,000,000
Bank term debt [Member]
Operating Leased Assets [Line Items]
Weighted average interest rate of Bank term debt	9.80%	16.20%
Government loans [Member]
Operating Leased Assets [Line Items]
Weighted average interest rate of Bank term debt	5.80%	2.00%

Long-Term Employee Benefit Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term employee benefit liabilities
Defined benefit pension plans and other	$ 143	$ 97	$ 110
Termination and long service arrangements	229	212	184
Retirement medical benefits plans	37	34	34
Other long-term employee benefits	10	13	11
Long-term employee benefit obligations	$ 419	$ 356	$ 339

Long-Term Employee Benefit Liabilities (Details 1) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Discount rate	4.70%	5.50%	5.80%
Rate of compensation increase	2.80%	2.60%	3.60%
Net periodic benefit cost
Discount rate	5.20%	5.90%	6.30%
Rate of compensation increase	2.70%	3.50%	3.60%
Expected return on plan assets	7.10%	7.70%	7.40%

Long-Term Employee Benefit Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded in the consolidated balance sheet
Non-current liability	$ (419)	$ (356)	$ (339)
Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Beginning of year	352	330	274
Current service cost	11	11	9
Interest cost	19	18	16
Actuarial losses (gains) and changes in actuarial assumptions	42	(5)	32
Benefits paid	(14)	(17)	(14)
Benefits paid	(14)	(17)	(14)
Special termination benefit	1	8
Acquisition		5
Divestitures	(3)
Currency translation	(5)	2	13
End of year	403	352	330
Plan assets at fair value
Beginning of year	253	218	176
Return on plan assets		25	37
Employer contributions	24	21	13
Benefits paid	(14)	(17)	(14)
Settlement			(5)
Currency translation	(4)	4	10
End of year	259	253	218
Ending funded status	144	99	112
Amounts recorded in the consolidated balance sheet
Non-current asset	(1)	0	0
Current liability	2	2	2
Non-current liability	143	97	110
Net amount	144	99	112
Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	(101)	(42)	(57)
Net periodic benefit cost
Current service cost	11	11	9
Interest cost	19	18	16
Return on plan assets	(19)	(17)	(14)
Actuarial losses	1	2	2
Special termination benefit	1	8	0
Net periodic benefit cost	$ 13	$ 22	$ 13

Long-Term Employee Benefit Liabilities (Details 3) (Termination and long service arrangements [Member])	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Termination and long service arrangements [Member]
Weighted average significant actuarial assumptions used in measuring termination and long service arrangements
Discount rate	5.40%	4.90%	6.20%
Rate of compensation increase	4.00%	3.90%	4.10%

Long-Term Employee Benefit Liabilities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded in the consolidated balance sheet
Non-current liability	$ (419)	$ (356)	$ (339)
Termination and long service arrangements [Member]
Projected benefit obligation
Beginning of year	220	190	188
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses (gains) and changes in actuarial assumptions	14	33	(4)
Benefits paid	(11)	(12)	(25)
Divestitures		(3)
Currency translation	(10)	(12)	6
Ending funded status	237	220	190
Amounts recorded in the consolidated balance sheet
Current liability	8	8	6
Non-current liability	229	212	184
Net amount	237	220	190
Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	(45)	(41)	(16)
Net periodic benefit cost
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses	6	5	4
Net periodic benefit cost	$ 30	$ 29	$ 29

Long-Term Employee Benefit Liabilities (Details 5) (Retirement medical benefits plans [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement medical benefits plans [Member]
Weighted average discount rates used in measuring retirement medical benefit plans
Retirement medical benefit obligations	4.20%	5.40%	5.70%
Net periodic benefit cost	5.40%	5.70%	6.00%
Health care cost inflation	9.20%	9.20%	9.30%

Long-Term Employee Benefit Liabilities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded in the consolidated balance sheet
Non-current liability	$ (419)	$ (356)	$ (339)
Net periodic benefit cost
Curtailment gain			26
Retirement medical benefits plans [Member]
Projected benefit obligation
Beginning of year	36	36	66
Current service cost			1
Interest cost	2	2	3
Actuarial losses (gains) and changes in actuarial assumptions	4	1	3
Benefits paid	(3)	(3)	(3)
Curtailment			(36)
Currency translation			2
Ending funded status	39	36	36
Amounts recorded in the consolidated balance sheet
Current liability	2	2	2
Non-current liability	37	34	34
Net amount	39	36	36
Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	3	4	3
Unrecognized actuarial losses	12	18	20
Total accumulated other comprehensive income	15	22	23
Net periodic benefit cost
Current service cost			1
Interest cost	2	2	3
Actuarial losses	(1)	(1)	2
Past service cost amortization	(1)
Curtailment gain			(26)
Net periodic benefit cost	$ 0	$ 1	$ (20)

Long-Term Employee Benefit Liabilities (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Expected benefit payments:
Expected employer contributions	$ 27
2012	26
2013	24
2014	27
2015	28
2016	29
Thereafter	181
Total	315
Retirement medical benefits plans [Member]
Expected benefit payments:
Expected employer contributions	2
2012	2
2013	2
2014	3
2015	3
2016	3
Thereafter	12
Total	25
Termination and long service arrangements [Member]
Expected benefit payments:
Expected employer contributions	8
2012	8
2013	8
2014	10
2015	11
2016	12
Thereafter	88
Total	137
Pension Plans, Defined Benefit [Member]
Expected benefit payments:
Expected employer contributions	17
2012	16
2013	14
2014	14
2015	14
2016	14
Thereafter	81
Total	$ 153

Long-Term Employee Benefit Liabilities (Details 8) (Pension Plans, Defined Benefit [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Asset allocation of the defined benefit pension plans
Equity securities		60.00%	50.00%
Equity securities, Minimum				55.00%
Equity securities, Maximum					75.00%
Fixed income securities		39.00%	21.00%
Fixed income securities, Minimum				25.00%
Fixed income securities, Maximum					45.00%
Cash and cash equivalents		1.00%	29.00%
Cash and cash equivalents, Minimum				0.00%
Cash and cash equivalents, Maximum					15.00%
Total		100.00%
Total	100.00%		100.00%

Long-Term Employee Benefit Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2011 Age
Long-Term Employee Benefit Liabilities [Abstract]
Minimum age required to be eligible for Retirement medical benefits plan	60
Minimum service period required to be eligible for Retirement medical benefits plan	10

Other Long-Term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Particulars of Other long-term liabilities
Long-term portion of income taxes payable	$ 119	$ 116
Long-term portion of fair value of hedges	41	18
Asset retirement obligation	36	36
Deferred revenue	11	15
Total	$ 207	$ 185

Stock Based Compensation (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of options outstanding
Number of options outstanding, Beginning Balance	11,142,450	7,150,544	5,492,290
Weighted average exercise price outstanding, Beginning Balance	34.22	34.26	41.01
Number of options exercisable outstanding, Beginning Balance	3,362,116	4,988,544	5,448,290
Number of options, Granted		6,341,000	2,150,000
Weighted average exercise price, Granted		34.04	16.55
Number of options, Exercised	(2,737,253)	(1,504,616)	(93,578)
Weighted average exercise price, Exercised	33.28	34.31	31.51
Number of options exercisable, Exercised	(2,737,253)	(1,504,616)	(93,578)
Number of options, Cancelled	(1,585,830)	(844,478)	(398,168)
Weighted average exercise price, Cancelled	47.64	33.04	32.36
Number of options exercisable, Cancelled	(1,474,164)	(844,478)	(378,168)
Number of options, Vested	0	0	0
Weighted average exercise price, Vested	0	0	0
Number of options exercisable, Vested	2,868,001	722,666	12,000
Number of options outstanding, Ending Balance	6,819,367	11,142,450	7,150,544
Weighted average exercise price outstanding, Ending Balance	31.48	34.22	34.26
Number of options exercisable outstanding, Ending Balance	2,018,700	3,362,116	4,988,544

Stock Based Compensation (Details 1) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CAD	Dec. 31, 2011 Range one [Member] USD ($) Y	Dec. 31, 2011 Range two [Member] USD ($) Y	Dec. 31, 2011 Range three [Member] USD ($) Y	Dec. 31, 2011 Range four [Member] USD ($) Y	Dec. 31, 2011 Range five [Member] USD ($) Y	Dec. 31, 2011 Range six [Member] USD ($) Y	Dec. 31, 2011 Range seven [Member] USD ($) Y	Dec. 31, 2011 Range eight [Member] USD ($) Y	Dec. 31, 2011 Range nine [Member] USD ($) Y
Summary of characteristics of options outstanding
Exercise price range lower limit			$ 15	$ 20	$ 25	$ 30	$ 35	$ 40	$ 45	$ 50	$ 55
Exercise price range upper limit			$ 20	$ 25	$ 30	$ 35	$ 40	$ 45	$ 50	$ 55
Number of options	6,819,367	6,819,367	1,317,203	0	4,016,666	35,870	71,320	160,342	10,000	1,176,000	31,966
Remaining contractual life [years]	4.96	4.96	4.2	0	5.2	0.6	4.9	1.1	2	6	0.5
Number of options exercisable	2,018,700	2,018,700	600,536	0	716,666	35,870	71,320	160,342	10,000	392,000	31,966
Weighted average exercise price of options		31.48
Weighted average exercise price		31.74
Weighted average life remaining [years]	4.52	4.52
Aggregate intrinsic value	$ 17
Aggregate intrinsic value of options exercisable	$ 4

Stock Based Compensation (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) Y	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($) Y	Dec. 31, 2009 CAD
Fair value of stock options granted and the compensation expenses
Risk-free interest rate		2.26%	2.26%	1.66%	1.66%
Expected dividend yield		2.00%	2.00%	2.05%	2.05%
Expected volatility		35.00%	35.00%	31.00%	31.00%
Expected time until exercise		4	4	4	4
Weighted average fair value of options granted or modified in year			10		3.6
Compensation expense recorded in selling, general and administrative expense	$ 21	$ 43		$ 4

Stock Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of company's long-term retention program
Common Shares awarded and not released	1,026,304	1,182,736	1,371,978
Reduction in stated value of Common Shares	$ 34	$ 39	$ 45
Compensation expense recorded in selling, general and administrative expense	10	7	8
Unamortized compensation expense recorded as a reduction of shareholders' equity	$ 5	$ 10	$ 18

Stock Based Compensation (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Classified RSUs [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	20,940	0	109,146
Granted	196,397	20,940
Redeemed			(109,146)
Number of options outstanding, Ending Balance	217,337	20,940	0
Liability Classified RSUs [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	34,847	12,100	6,033
Granted	3,150	26,000	8,500
Dividend equivalents	948	383	74
Redeemed	(10,180)	(3,636)	(2,507)
Number of options outstanding, Ending Balance	28,765	34,847	12,100
Liability Classified DSUs [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	174,751	141,149	92,642
Granted	25,693	31,983	47,843
Dividend equivalents	4,621	1,619	664
Number of options outstanding, Ending Balance	205,065	174,751	141,149
Restricted Stock Unit [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	230,538	153,249	207,821
Granted	225,240	78,923	56,343
Dividend equivalents	5,569	2,002	738
Redeemed	(10,180)	(3,636)	(111,653)
Number of options outstanding, Ending Balance	451,167	230,538	153,249

Stock Based Compensation (DetailsTextual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 08, 2010	Aug. 19, 2010	Jul. 13, 2011 Chairman and Founder [Member]	Jun. 22, 2011 Chairman and Founder [Member]	Dec. 31, 2011 Stock option plan 2009 [Member]	Dec. 31, 2010 Stock option plan 2009 [Member]	Dec. 31, 2010 Stock option plan 1987 [Member]	Aug. 31, 2009 Stock Appreciation Rights (SARs) [Member]	Sep. 01, 2009 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 1987 Stock Option Plan granted prior to December 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares, issued under the option plan								16,000,000
Number of shares available to be granted								9,770,666	9,659,000
Period of granted option								7 years		7 years			10 Years
Exercised number of shares, under stock option plan						200,001	1,083,333
Cash payments made on cashless exercise of stock options						$ 5	$ 25
Tax benefit of cashless exercise of stock options						2	4
Cashless exercise of stock option charged to contributed surplus						1	7
Cashless exercise of stock option charged to retained earnings						2	14
Option vested under stock option plan to employees and consultants								one-third on each of the first three anniversaries of the date of grant
Previously granted and unexercised stock option											383,400
Number of stock appreciation rights exercised											332,822
Number of option cancelled												50,578
Holding period of restricted stock available to executive	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Stock based compensation (Textual) [Abstract]
Vesting stock option	33.00%
Vesting stock option	34.00%
Total intrinsic value of options exercised	19	14	0
Cash payment to executives for exercise of SARs			1
Stock option shares surrendered				386,666	243,000
In-the-money value of surrendered stock options				8	4
One time compensation expense	$ 20
Percentage of annual retainers	0.00%
Percentage of additional annual retainers	100.00%
Percentage of increments	25.00%

Common Shares (Details)	Mar. 09, 2012
Maximum number of shares outstanding exercised or converted
Common Shares	233,413,826
Stock options [note 18]	6,523,333
Total number of shares outstanding	239,937,159

Common Shares (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Vote	Dec. 31, 2010	Dec. 31, 2009	Nov. 09, 2011	Nov. 09, 2010
Common Shares (Textual) [Abstract]
Preference shares included in authorized capital stock	99,760,000
Shares issued or outstanding	0
Number of common stock shares to be purchased under the bid				12,000,000	8,000,000
Percentage of issued and outstanding common shares	5.10%	3.30%
Common shares purchased for cancellation	10,747,300	453,500
Number of common stock shares repurchased under the bid	3,200,800
Number of votes per share	1
Commencement date of bid	November 11, 2011	November 11, 2010	November 12, 2008
Termination date of bid	November 10, 2012	November 10, 2011	November 11, 2009
Cash paid	$ 407	$ 23
Excess of cash paid over the book value	$ 162	$ 13

Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated net unrealized gains on translation of net investment in foreign operations
Balance, beginning of year	$ 759	$ 742	$ 343
Net unrealized (losses) gains	(171)	20	399
Repurchase of shares under normal course issuer bid [note 19]	(41)	(3)
Balance, end of year	547	759	742
Accumulated net unrealized gains (losses) on cash flow hedges
Balance, beginning of year	40	(13)	(113)
Net unrealized (losses) gains	(41)	80	41
Reclassification of net (gains) losses on cash flow hedges to net income (loss)	(22)	(27)	59
Balance, end of year	(23)	40	(13)
Accumulated net unrealized gains on available-for-sale investments
Balance, beginning of year	11	0	0
Net unrealized (losses) gains	(6)	11
Balance, end of year	5	11	0
Accumulated net unrealized losses on other long-term liabilities
Balance, beginning of year	(58)	(44)	(59)
Net unrealized (losses) gains	(49)	(14)	15
Balance, end of year	(107)	(58)	(44)
Total accumulated other comprehensive income	$ 422	$ 752	$ 685

Accumulated Other Comprehensive Income (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income
Balance, beginning of year	$ (15)	$ 2	$ 48
Net unrealized losses (gains)	18	(22)	(26)
Reclassification of net gains (losses) to net income (loss)	9	5	(20)
Balance, end of year	$ 12	$ (15)	$ 2

Accumulated Other Comprehensive Income (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax benefit in the accumulated net unrealized gain (loss) on other long-term liabilities
Balance, beginning of year	$ 1	$ 6	$ 2
Net unrealized losses (gains)	23	(5)	4
Balance, end of year	$ 24	$ 1	$ 6

Accumulated Other Comprehensive Income (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Accumulated other comprehensive income (Textual) [Abstract]
Amount of other comprehensive income is expected to be reclassified to net income	$ 9
Amount of other comprehensive income net of income tax	$ 3

Financial Instruments (Details) (Forward Contracts [Member]) In Millions, unless otherwise specified	Dec. 31, 2011 For Canadian dollars [Member] USD ($)	Dec. 31, 2011 For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 For US dollars [Member] PHP	Dec. 31, 2011 For Euros [Member] USD ($)	Dec. 31, 2011 For Euros [Member] CZK	Dec. 31, 2011 For Euros [Member] GBP (£)	Dec. 31, 2011 For Euros [Member] PLN	Dec. 31, 2011 2012 [Member] For Canadian dollars [Member] USD ($)	Dec. 31, 2011 2012 [Member] For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 2012 [Member] For US dollars [Member] PHP	Dec. 31, 2011 2012 [Member] For Euros [Member] USD ($)	Dec. 31, 2011 2012 [Member] For Euros [Member] CZK	Dec. 31, 2011 2012 [Member] For Euros [Member] GBP (£)	Dec. 31, 2011 2012 [Member] For Euros [Member] PLN	Dec. 31, 2011 2013 [Member] For Canadian dollars [Member] USD ($)	Dec. 31, 2011 2013 [Member] For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 2013 [Member] For US dollars [Member] PHP	Dec. 31, 2011 2013 [Member] For Euros [Member] USD ($)	Dec. 31, 2011 2013 [Member] For Euros [Member] CZK	Dec. 31, 2011 2013 [Member] For Euros [Member] GBP (£)	Dec. 31, 2011 2013 [Member] For Euros [Member] PLN	Dec. 31, 2011 2014 [Member] For Canadian dollars [Member] USD ($)	Dec. 31, 2011 2014 [Member] For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 2014 [Member] For US dollars [Member] PHP	Dec. 31, 2011 2014 [Member] For Euros [Member] USD ($)	Dec. 31, 2011 2014 [Member] For Euros [Member] CZK	Dec. 31, 2011 2014 [Member] For Euros [Member] GBP (£)	Dec. 31, 2011 2014 [Member] For Euros [Member] PLN	Dec. 31, 2011 2015 [Member] For Euros [Member] GBP (£)
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies
Foreign exchange forward contract, Purchases								$ 173	€ 31	2,586	$ 33	2,258	£ 67	106	$ 72	€ 11	2,111	$ 17	1,672	£ 39	77	$ 14	€ 4	1,164	$ 15	760	£ 27	35	£ 8
Foreign exchange forward contract, Purchases Exchange Rate (U.S. dollar)								1.0239	1.0239		0.7204	0.7204	0.7204	0.7204	1.0331	1.0331		0.7188	0.7188	0.7188	0.7188	1.0698	1.0698		0.7411	0.7411	0.7411	0.7411
Foreign exchange forward contract, Purchases Exchange Rate (Euro)								1.3648	1.3648		1.1878	1.1878	1.1878	1.1878	1.3884	1.3884		1.1707	1.1707	1.1707	1.1707	1.3946	1.3946		1.1312	1.1312	1.1312	1.1312	1.1737
Foreign exchange forward contract, Purchases Exchange Rate (Czech Koruna)											0.0391	0.0391	0.0391	0.0391				0.0401	0.0401	0.0401	0.0401				0.0402	0.0402	0.0402	0.0402
Foreign exchange forward contract, Purchases Exchange Rate (Polish Zlotys)											0.2379	0.2379	0.2379	0.2379				0.2336	0.2336	0.2336	0.2336				0.2252	0.2252	0.2252	0.2252
Foreign exchange forward contract, Purchases Exchange Rate										0.0739							0.073							0.0675
Foreign exchange forward contract, Sales								(539)	(15)	(48)	(76)	(43)	(3)	(25)	(179)	0	0	(42)	(11)	(1)	0	(48)			(8)
Foreign exchange forward contract, Sales Exchange Rate (U.S. dollar)								1.0295	1.0295		0.7555	0.7555	0.7555	0.7555	1.0479	1.0479		0.7509	0.7509	0.7509	0.7509	1.0312	1.0312		0.739	0.739	0.739	0.739
Foreign exchange forward contract, Sales Exchange Rate (Euro)								1.369	1.369		1.1089	1.1089	1.1089	1.1089	0	0		1.1447	1.1447	1.1447	1.1447
Foreign exchange forward contract, Sales Exchange Rate (Czech Koruna)											0.0409	0.0409	0.0409	0.0409				0.0401	0.0401	0.0401	0.0401
Foreign exchange forward contract, Sales Exchange Rate (Polish Zlotys)											0.2314	0.2314	0.2314	0.2314				0	0	0	0
Foreign exchange forward contract, Sales Exchange Rate										0.0716							0
Notional Amount of Foreign Currency Derivatives	$ (507)	€ 31	5,813	$ (61)	4,636	£ 137	193

Financial Instruments (Details 1) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Natural gas contracts [Member] USD ($)	Dec. 31, 2010 Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Prepaid Expenses [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Prepaid Expenses [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Assets [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Other Assets [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Other Accrued Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2010 Other Accrued Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2010 Other Long Term Liabilities [Member] Foreign currency contracts [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2010 Other Long Term Liabilities [Member] Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Cash and cash equivalents [Member] USD ($)	Dec. 31, 2010 Cash and cash equivalents [Member] USD ($)	Dec. 31, 2011 Investment in ABCP [Member] USD ($)	Dec. 31, 2011 Investment in ABCP [Member] CAD	Dec. 31, 2010 Investment in ABCP [Member] USD ($)	Dec. 31, 2010 Investment in ABCP [Member] CAD
Held-for-trading
Trading Securities	$ 1,407	$ 1,965																	$ 1,325	$ 1,881	$ 82	84	$ 84	84
Held-to-maturity investments
Severance investments	5	5
Available-for-sale investments
Equity Method Investments	12	19
Loans and receivables
Accounts receivable	4,398	3,543
Long-term receivables included in other assets	176	129
Total	4,574	3,672
Other financial liabilities
Bank indebtedness	162	20
Long-term debt (including portion due within one year)	71	66
Accounts payable	3,961	3,496
Total	4,194	3,582
Derivatives Fair Value [Line Items]
Derivatives designated as effective hedges, measured at fair value, Assets							21	58	15	40
Derivatives designated as effective hedges, measured at fair value, Liabilities					(9)	(11)					(31)	(17)	(6)	(6)	(38)	(13)	(3)	(5)
Derivatives designated as effective hedges, measured at fair value, Total	$ (42)	$ 57	$ (33)	$ 68

Financial Instruments (Details Textual)	12 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Canada [Member] GJ	Dec. 31, 2011 United States [Member] MMBTU	Dec. 31, 2011 Minimum [Member] Canada [Member] GJ	Dec. 31, 2011 Minimum [Member] United States [Member] MMBTU	Dec. 31, 2011 Maximum [Member] Canada [Member] GJ	Dec. 31, 2011 Maximum [Member] United States [Member] MMBTU	Dec. 31, 2011 Investment in ABCP [Member] USD ($)	Dec. 31, 2011 Investment in ABCP [Member] CAD	Dec. 31, 2010 Investment in ABCP [Member] USD ($)	Dec. 31, 2010 Investment in ABCP [Member] CAD	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Propylene Contracts [Member] USD ($) lbs
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive income													$ 36,000,000
Foreign exchange forward contracts, loss recognized in other comprehensive income													68,000,000	9,000,000
Swaps outstanding fixed price			1,400,000	1,000,000											9,000,000
Swap fixed price					6.22	6.72	7.49	8.02
Face value of investments										125,000,000		127,000,000
Fixed price per lbs															0.7
Trading Securities	1,407,000,000	1,965,000,000							82,000,000	84,000,000	84,000,000	84,000,000
Financial Instruments (Textual) [Abstract]
Fair value of investments carrying value	12,000,000	19,000,000
Long-term debt due within one year	$ 25,000,000	$ 19,000,000
Percentage of sales to six largest customers	83.00%

Transactions With Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stronach Group [Member]
Transactions With Related Parties (Textual) [Abstract]
Number of trustees and members of the class of potential beneficiaries	3
Sales to companies controlled by the Stronach Group	$ 36	$ 7
Services to companies controlled by the Stronach Group	7	1
Majority Shareholder [Member]
Transactions With Related Parties (Textual) [Abstract]
Lease expense related to MID	166	172	149
Honorary Chairman [Member]
Transactions With Related Parties (Textual) [Abstract]
Lease expense related to MID	38	41	0
Frank Stronach and former Co-CEO [Member]
Transactions With Related Parties (Textual) [Abstract]
Proceeds from sale of building		43
Trusts [Member]
Transactions With Related Parties (Textual) [Abstract]
Amount included in accounts receivable	17	31
Amount borrowed from company to purchase common shares maximum	$ 35	$ 31	$ 30

Contingencies (Details) (CAD) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Subsidiary
Contingencies (Textual) [Abstract]
Number of subsidiaries sued by KS Centoco Ltd	2
Amount related to damages	3.5
KS Centoco Ltd [Member]
Percentage of equity interest owned by company	23.00%
Percentage of equity interest owned by third party	77.00%
MST Automotive Inc [Member]
Percentage of equity interest owned by company	77.00%
Percentage of equity interest owned by third party	23.00%

Segmented Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of information with respect to segment disclosures
Total Sales	$ 28,748	$ 23,465	$ 16,876
External sales	28,748	23,465	16,876
Depreciation and amortization	686	656	725
Goodwill	1,196	1,194	1,138
Fixed asset additions	1,236	746	616
Fixed assets, net	4,236	3,742	3,741
Other expense, net	(156)	(25)	(191)
Interest income, net	6	11	(7)
Income (loss) before income taxes, Total	1,217	1,197	(477)
Current assets	8,146	7,485	6,085
Investments, goodwill and other assets	2,297	2,447	2,312
Consolidated total assets	14,679	13,674	12,138
Canada [Member]
Schedule of information with respect to segment disclosures
Total Sales	5,951	5,122	3,299
External sales	5,552	4,777	3,000
Fixed asset additions	115	126	62
Fixed assets, net	586	638	644
United States [Member]
Schedule of information with respect to segment disclosures
Total Sales	7,025	5,808	4,008
External sales	6,514	5,348	3,762
Fixed asset additions	281	130	71
Fixed assets, net	804	668	709
Mexico [Member]
Schedule of information with respect to segment disclosures
Total Sales	2,902	2,346	1,240
External sales	2,698	2,189	1,150
Fixed asset additions	162	49	60
Fixed assets, net	477	371	363
Intersegment Elimination [Member]
Schedule of information with respect to segment disclosures
Total Sales	(1,023)	(906)	(550)
Corporate Elimination [Member]
Schedule of information with respect to segment disclosures
Total Sales	(262)	(210)	(216)
External sales	49	53	14
Depreciation and amortization	31	29	20
Adjusted EBIT	(40)	(94)	(71)
Goodwill	1	1
Fixed asset additions	19	84	107
Fixed assets, net	282	336	388
Reportable Segment [Member]
Schedule of information with respect to segment disclosures
Total Sales	28,748	23,465	16,876
External sales	28,748	23,465	16,876
Depreciation and amortization	686	656	725
Adjusted EBIT	1,367	1,211	(279)
Goodwill	1,196	1,194	1,138
Fixed asset additions	1,236	746	616
Fixed assets, net	4,236	3,742	3,741
North America [Member]
Schedule of information with respect to segment disclosures
Total Sales	14,855	12,370	7,997
External sales	14,764	12,314	7,912
Depreciation and amortization	358	358	410
Adjusted EBIT	1,373	1,116	25
Goodwill	644	651	639
Fixed asset additions	558	305	193
Fixed assets, net	1,867	1,677	1,716
Euroland [Member]
Schedule of information with respect to segment disclosures
Total Sales	10,122	8,338	6,810
External sales	9,956	8,185	6,675
Fixed asset additions	292	177	186
Fixed assets, net	1,012	970	1,041
Great Britain [Member]
Schedule of information with respect to segment disclosures
Total Sales	913	813	748
External sales	909	813	748
Fixed asset additions	7	5	4
Fixed assets, net	53	58	67
Other European Countries[Member]
Schedule of information with respect to segment disclosures
Total Sales	1,707	1,271	1,047
External sales	1,564	1,170	927
Fixed asset additions	124	131	103
Fixed assets, net	537	490	379
Europe [Member]
Schedule of information with respect to segment disclosures
Total Sales	12,556	10,289	8,445
External sales	12,429	10,168	8,350
Depreciation and amortization	259	242	274
Adjusted EBIT	(22)	117	(273)
Goodwill	393	402	421
Fixed asset additions	423	313	293
Fixed assets, net	1,602	1,518	1,487
Europe [Member] | Intersegment Elimination [Member]
Schedule of information with respect to segment disclosures
Total Sales	(186)	(133)	(160)
Rest of World [Member]
Schedule of information with respect to segment disclosures
Total Sales	1,599	1,016	650
External sales	1,506	930	600
Depreciation and amortization	38	27	21
Adjusted EBIT	56	72	40
Goodwill	158	140	78
Fixed asset additions	236	44	23
Fixed assets, net	$ 485	$ 211	$ 150

Segmented Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Aggregates external revenues by customer
Revenue from external customers	$ 28,748	$ 23,465	$ 16,876
General Motors [Member]
Aggregates external revenues by customer
Revenue from external customers	6,202	4,731	3,141
BMW [Member]
Aggregates external revenues by customer
Revenue from external customers	4,191	3,090	2,850
Fiat or Chrysler Group [Member]
Aggregates external revenues by customer
Revenue from external customers	3,864	3,102	1,817
Ford Motor Company [Member]
Aggregates external revenues by customer
Revenue from external customers	3,549	3,371	2,525
Volkswagen [Member]
Aggregates external revenues by customer
Revenue from external customers	3,187	2,567	2,001
Daimler AG [Member]
Aggregates external revenues by customer
Revenue from external customers	2,793	2,354	1,757
Other [Member]
Aggregates external revenues by customer
Revenue from external customers	$ 4,962	$ 4,250	$ 2,785

Segmented Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
External revenues generated by automotive products and services
Revenue from external customers	$ 28,748	$ 23,465	$ 16,876
Exterior and interior systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	11,020	8,637	5,927
Body systems and chassis systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	6,056	4,801	3,374
Powertrain systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	3,667	3,064	2,114
Complete vehicle assembly [Member]
External revenues generated by automotive products and services
Revenue from external customers	2,690	2,163	1,764
Vision and electronic systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	2,066	1,756	1,315
Tooling, engineering and other [Member]
External revenues generated by automotive products and services
Revenue from external customers	2,065	2,005	1,625
Closure systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	$ 1,184	$ 1,039	$ 757

Segmented Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Operations Market Country	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Equity income	$ 121	$ 132	$ 112
Sales	28,748	23,465	16,876
Schedule Of Equity Method Investments [Line Items]
Sales of E-Car	881	698	578
Fixed assets	158	155
Segmented information (Textual) [Abstract]
Number of manufacturing operations	286
Number of Countries in which Entity Operates	26
Number of primary markets	2
E-Car [Member]
Schedule Of Equity Method Investments [Line Items]
Sales of E-Car	92	20	5
Adjusted EBIT loss	91	89	45
Fixed assets	77	76	15
Operating Segments [Member]
Segment Reporting Information [Line Items]
Number of product development, engineering and sales centres	88
Corporate and other [Member]
Segment Reporting Information [Line Items]
Equity income	66	30	0
Sales		8
Adjusted EBIT loss		50
North America [Member]
Segment Reporting Information [Line Items]
Sales	14,855	12,370	7,997
Rest of World [Member]
Segment Reporting Information [Line Items]
Sales	$ 1,599	$ 1,016	$ 650